Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Millions	Sep. 30, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 2,196	$ 3,007
Short term investments	767	479
Trade receivables, net	1,473	1,346
Inventories	692	626
Deferred income tax assets	175	162
Other current assets	301	213
Total current assets	5,604	5,833
Long term investments	273	73
Property, plant and equipment, net	1,345	1,304
Intangible assets, net	974	255
Goodwill	834	688
Long term deferred income tax assets	263	391
Other assets	164	142
Total assets	9,457	8,686
Current liabilities:
Accounts payable	376	321
Short term borrowings	282	607
Current maturities of long term debt	60	0
Other current liabilities	1,020	1,047
Total current liabilities	1,738	1,975
Long term debt, net of current maturities	0	56
Long term deferred income tax liabilities	68	59
Other long term liabilities	924	691
Shareholders' equity:
Common shares, par value CHF 0.20 per share; 320,254,200 shares authorized; 304,805,023 shares issued and 301,929,822 shares outstanding at September 30, 2010; 304,016,290 shares issued and 299,550,733 shares outstanding at December 31, 2009	42	42
Additional paid-in capital	1,639	1,535
Accumulated other comprehensive income	143	203
Retained earnings	5,184	4,533
Treasury shares, at cost; 2,875,201 shares at September 30, 2010 and 4,465,557 shares at December 31, 2009	(281)	(408)
Total shareholders' equity	6,727	5,905
Total liabilities and shareholders' equity	$ 9,457	$ 8,686

Parenthetical Data To The Consolidated Balance Sheets (USD $)	Sep. 30, 2010	Dec. 31, 2009
Shareholders' equity:
Common shares, par value CHF per share	$ 0.2	$ 0.2
Common shares, shares authorized	320,254,200	320,254,200
Common shares, shares issued	304,805,023	304,016,290
Common shares, shares outstanding	301,929,822	299,550,733
Treasury shares, at cost; shares	2,875,201	4,465,557

Condensed Consolidated Statements of Earnings (Unaudited) (USD $) In Millions, except Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
CONSOLIDATED STATEMENTS OF EARNINGS
Sales	$ 1,760	$ 1,614	$ 5,367	$ 4,784
Cost of goods sold	422	399	1,240	1,168
Gross profit	1,338	1,215	4,127	3,616
Selling, general and administrative	511	474	1,511	1,414
Research and development	184	158	537	461
Amortization of intangibles	15	5	39	17
Other operating expenses	133	0	141	0
Operating income	495	578	1,899	1,724
Other income (expense):
Gain (loss) from foreign currency, net	3	0	(4)	(1)
Interest income	6	13	22	37
Interest expense	(2)	(3)	(7)	(13)
Other, net	0	6	36	12
Earnings before income taxes	502	594	1,946	1,759
Income taxes	56	79	257	210
Net earnings	$ 446	$ 515	$ 1,689	$ 1,549
Basic earnings per common share	$ 1.48	$ 1.72	$ 5.62	$ 5.19
Diluted earnings per common share	$ 1.47	$ 1.71	$ 5.56	$ 5.15
Basic weighted average common shares	300,997,931	298,875,564	300,481,101	298,734,923
Diluted weighted average common shares	304,088,194	301,894,468	303,769,943	300,856,409

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Cash provided by (used in) operating activities:
Net earnings	$ 1,689	$ 1,549
Adjustments to reconcile net earnings to cash provided from operating activities:
Depreciation	157	142
Amortization of intangibles	39	17
Share-based payments	61	58
Tax benefits from share-based compensation	7	2
Deferred income taxes	(16)	41
Loss (gain) on sale of assets	(32)	61
Unrealized appreciation on trading securities	(5)	(73)
Other, net	2	(3)
Changes in operating assets and liabilities, net of effects from business acquisition:
Trade receivables	(123)	(123)
Inventories	(58)	(34)
Other assets	(106)	(22)
Accounts payable	54	79
Other current liabilities	(26)	59
Other long term liabilities	121	22
Net cash from operating activities	1,764	1,775
Cash provided by (used in) investing activities:
Purchases of property, plant and equipment	(210)	(226)
Acquisition of businesses, net of cash acquired	(529)	(149)
Purchases of intangible assets	(137)	(4)
Purchases of investments	(1,978)	(795)
Proceeds from sales and maturities of investments	1,502	917
Other, net	3	7
Net cash from investing activities	(1,349)	(250)
Cash provided by (used in) financing activities:
Net proceeds from (repayment of) short term debt	(348)	(436)
Repayment of long term debt	0	(1)
Dividends on common shares	(1,037)	(1,048)
Acquisition of treasury shares	(29)	(5)
Proceeds from exercise of stock options	145	21
Tax benefits from share-based payment arrangements	46	2
Net cash from financing activities	(1,223)	(1,467)
Effect of exchange rates on cash and cash equivalents	(3)	12
Net increase (decrease) in cash and cash equivalents	(811)	70
Cash and cash equivalents, beginning of period	3,007	2,449
Cash and cash equivalents, end of period	$ 2,196	$ 2,519

Condensed Consolidated Financial Statements	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Condensed Consolidated Financial Statements
(1)	Condensed Consolidated Financial Statements
(in millions, except per share data)

Alcon, Inc. ("Alcon"), a Swiss corporation, is a majority owned subsidiary of Novartis AG.  During July 2008, Nestlé S.A. sold approximately 74 million of its Alcon common shares to Novartis.  At December 31, 2009, Nestlé owned 156,076,263 common shares of Alcon.  In January 2010, Novartis exercised its call option for Nestlé's remaining Alcon common shares and proposed a merger of Alcon with and into Novartis, as discussed in note 13.  In August 2010, Novartis acquired Nestlé's remaining Alcon shares and owned 230,137,500 Alcon common shares at September 30, 2010.

The interim condensed consolidated financial statements of Alcon and its subsidiaries (collectively, the "Company") are unaudited.  Amounts presented at December 31, 2009 are based on the audited consolidated financial statements appearing in Alcon's annual report on Form 20-F filed with the U.S. Securities and Exchange Commission.  The interim condensed consolidated financial statements and notes thereto do not include all disclosures required by accounting principles generally accepted in the United States of America ("U.S. GAAP") and should be read in conjunction with the audited consolidated financial statements and the notes thereto included in Alcon's annual report on Form 20-F.

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these financial statements in conformity with U.S. GAAP.  Actual results could differ from those estimates.

In management's opinion, the interim condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring accruals) necessary to present fairly the results for the interim periods presented.  Results for interim periods are not necessarily indicative of results that ultimately will be achieved for a full year.

Earnings Per Share	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Earnings Per Share
(2)	Earnings Per Share
(in millions, except per share data)

Basic earnings per common share were computed by dividing net earnings by the weighted average number of common shares outstanding for the relevant period.  The unvested portion of restricted common shares was excluded in the calculation of basic weighted average common shares outstanding.  Diluted weighted average common shares reflect the potential dilution, using the treasury stock method, that could occur if employee stock options for the purchase of common shares and share-settled stock appreciation rights were exercised and if share-settled restricted share units, performance share units and contingent restricted common shares granted to employees were vested.

The following table reconciles the weighted average shares of the basic and diluted share computations:

	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Basic weighted average common shares
outstanding	300,997,931	298,875,564	300,481,101	298,734,923
Effect of dilutive securities:
Employee stock options	1,652,699	2,093,341	1,860,934	1,662,213
Share-settled stock appreciation rights	1,063,401	597,588	1,059,683	219,180
Share-settled restricted share units
and performance share units	374,027	245,869	354,300	145,650
Contingent restricted common shares	136	82,106	13,925	94,443

Diluted weighted average common shares
outstanding	304,088,194	301,894,468	303,769,943	300,856,409

Certain executives of the Company had deferred the receipt of 71,681 and 118,180 Alcon common shares at September 30, 2010 and 2009, respectively, into the Alcon Executive Deferred Compensation Plan.  Alcon common shares held in the plan were reflected as outstanding in the condensed consolidated balance sheets and were included in the applicable basic and diluted earnings per share calculations.

The computations of diluted weighted average common shares outstanding for the periods ended September 30, 2010 and 2009 did not include the following instruments, as their exercise prices and unrecognized costs were greater than the average market price of the common shares:

	2010	2009

Employee stock options	--	135,822
Share-settled stock appreciation rights	1,350	1,014,895

The effect of their inclusion would have been anti-dilutive.

Cash Flows-Supplemental Disclosure	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Cash Flows-Supplemental Disclosures
(3)	Cash Flows—Supplemental Disclosure
(in millions, except per share data)
	Nine months ended September 30,
	2010	2009
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for the following:

Interest expense, net of amount capitalized	$8	$11

Income taxes	$238	$180

Supplemental Balance Sheet Information	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Supplemental Balance Sheet Information
(4)	Supplemental Balance Sheet Information
(in millions, except per share data)
	September 30,	December 31,
	2010	2009
Inventories, at Lower of Cost or Market
Finished products	$427	$375
Work in process	54	50
Raw materials	211	201

Total	$692	$626

	September 30,	December 31,
	2010	2009
Property, Plant and Equipment, Net
Property, plant and equipment, at cost	$2,813	$2,650
Accumulated depreciation	(1,468)	(1,346)

Total	$1,345	$1,304

	September 30, 2010	December 31, 2009

Other Current Liabilities
Accrued compensation	$319	$333
Accrued taxes	201	201
Accrued product rebates	257	221
Other	243	292

Total	$1,020	$1,047

	September 30, 2010	December 31, 2009

Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment	$229	$265
Unrealized gains on investments, net of income taxes	7	30
Unrecognized postretirement losses and prior service costs,
net of tax benefits	(93)	(92)

Total	$143	$203

Investments	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Investments
(5)	Investments
(in millions, except per share data)

At September 30, 2010 and December 31, 2009, investments were:

	September 30, 2010	December 31, 2009
Short term investments:
Trading securities	$6	$22
Available-for-sale investments	761	457

Total short term investments	$767	$479

Long term investments—available-for-sale investments	$273	$73

At September 30, 2010 and December 31, 2009, trading securities were:

	September 30, 2010		December 31, 2009
	Net	Estimated	Net	Estimated
	Unrealized	Fair	Unrealized	Fair
	Gains (Losses)	Value	Gains (Losses)	Value

Total trading securities	$(4)	$6	$(9)	$22

At September 30, 2010, available-for-sale investments were:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$304	$2	$--	$306
Mortgage-backed securities	7	--	--	7
Corporate debt securities	425	3	(1)	427
Foreign government bonds	18	--	--	18
State and municipal securities	3	--	--	3

Total short term investments	757	5	(1)	761

Long term investments:
U.S. government and agency securities	199	2	--	201
Mortgage-backed securities	5	--	--	5
Corporate debt securities	66	1	--	67

Total long term investments	270	3	--	273

Total available-for-sale investments	$1,027	$8	$(1)	$1,034

At December 31, 2009, available-for-sale investments were as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$129	$--	$(1)	$128
Mortgage-backed securities fund	75	7	--	82
Mortgage-backed securities	6	--	--	6
Senior secured bank loans fund	131	23	--	154
Corporate debt securities	43	--	--	43
Equity securities	29	--	--	29
Other investments	15	--	--	15

Total short term investments	428	30	(1)	457

Long term investments:
U.S. government and agency securities	52	--	(1)	51
Mortgage-backed securities	10	--	--	10
Equity securities	2	--	--	2
Other investments	8	2	--	10

Total long term investments	72	2	(1)	73

Total available-for-sale investments	$500	$32	$(2)	$530

The senior secured bank loans fund was a professionally managed fund investing in loans made by banks to large corporate borrowers whose assets were pledged as collateral.

The contractual maturities of available-for-sale investments at September 30, 2010 were:

	Amortized	Estimated
	Cost	Fair Value

Debt securities, maturing:
Within one year	$432	$432
After 1 year through 10 years	587	594
After 10 years through 15 years	--	--
Beyond 15 years	8	8

Total available-for-sale investments	$1,027	$1,034

Activities related to available-for-sale investments were as shown below.  The cost of securities sold was based on the specific identification method.

	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Proceeds from sales and principal repayments	$529	$186	$1,486	$634

Gross realized gains on sales	--	2	40	5

Gross realized losses on sales	(1)	(1)	(3)	(3)

The net unrealized holding gains (losses) on trading securities included in earnings were:

	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Net unrealized holding gains (losses)
on trading securities included in
earnings	$--	$7	$5	$73 66

The net unrealized holding gains (losses) for available-for-sale investments included in accumulated other comprehensive income (loss) in shareholders' equity at September 30, 2010 and December 31, 2009 were  $7 and  $30, respectively.

The changes in net unrealized gains (losses) on investments, net of taxes, included in accumulated other comprehensive income (loss) were:

	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Changes in unrealized holding gains (losses) arising during the period	$5	$26	$13	$55
Reclassification adjustment for losses (gains) included in net income	--	(2)	(36)	(3)

Changes in net unrealized gains (losses) on investments, net of taxes	$5	$24	$(23)	$52

As of September 30, 2010 and December 31, 2009, there were no individual securities with gross unrealized losses on available-for-sale investments greater than  $1.  Total gross unrealized losses on available-for-sale investments at September 30, 2010 and December 31, 2009 were  $1 and  $2, respectively.

Investment Income

In the condensed consolidated statements of earnings, other, net, included gains (losses) on investments as follows:

	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Realized gains (losses) on sale of
investments	$--	$(3)	$32	$(61)
Net unrealized gains (losses) on
investments classified as trading
securities	--	7	5	73

Net gains (losses) on investments	$--	$4	$37	$12

Financial Instruments	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Financial Instruments
(6)	Financial Instruments
(in millions, except per share data)

Foreign Currency Risk Management

A significant portion of the Company's cash flows is denominated in foreign currencies.  Alcon relies on ongoing cash flows generated from foreign sources to support its long term commitments to U.S. dollar-based research and development.  To the extent the dollar value of cash flows is diminished as a result of weakening local currencies relative to the dollar, the Company's ability to fund research and other dollar-based strategic initiatives at a consistent level may be impaired.  The Company has established a foreign currency risk management program to protect against volatility of non-functional currency monetary assets and liabilities and changes in fair value caused by fluctuations in foreign exchange rates.

The Company primarily utilizes forward exchange contracts for currencies where they are available and economically beneficial to offset the impact of fluctuations in foreign exchange rates on monetary assets and their related cash flows.  All outstanding foreign exchange forward contracts are entered into to protect the value of assets or liabilities denominated in currencies other than the entity's functional currency.  To the extent hedged, the changes in fair value of the forward contracts offset the changes in the value of the assets or liabilities.  The changes in value of the foreign exchange forward contracts and the assets/liabilities that are being protected are recorded in foreign exchange gains and losses within other income (expense).

The fair values of forward exchange and option contracts are reported in other current assets and other current liabilities.  At September 30, 2010, the fair value hedge derivative instruments have settlement dates in the third and fourth quarters of 2010 and cover a gross notional amount of  $650.

The Company believes that, at the balance sheet date, counterparty credit risk was not significant due to the credit quality of the counterparties to the derivatives, which were all large financial institutions primarily in Europe, and the short-term maturities of most derivatives.  The credit exposure related to these financial instruments is represented by the fair value of contracts with a positive fair value at the reporting date.

For the periods ended September 30, 2010 and 2009, the effects of foreign exchange derivative instruments were:

		Three months ended September 30, 2010		Nine months ended September 30, 2010

Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$ $(60)	$56	$(18)	$9

		Three months ended September 30, 2009		Nine months ended September 30, 2009

Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$ $(65)	$64	$(35)	$31

Interest Rate Risk Management

The Company may use interest rate swaps on certain investing and borrowing transactions to manage its net exposure to interest rate changes and to reduce its overall cost of borrowing.  The Company does not use leveraged swaps and does not leverage any of its investment activities that would put capital at risk.

At September 30, 2010, in connection with a long term bank loan, the Company had an interest rate swap fair value hedge outstanding in the notional principal amount of  $60 at the respective quarter-end exchange rate.  The fair value of the interest rate swap agreement is reported in other current assets.  This interest rate swap did not have a significant effect on results of operations in 2010 and 2009.  The long term bank loan matures in January 2011.

Fair Value of Financial Instruments

At September 30, 2010 and December 31, 2009, the Company's financial instruments included cash and cash equivalents, investments, trade receivables, accounts payable, short term borrowings, long term debt and the estimated fair value of certain contingent payments.  The estimated fair values of these financial instruments are noted below.  Due to the short term maturities of cash and cash equivalents, trade receivables, accounts payable and short term borrowings, the carrying amounts approximate fair values at the respective balance sheet dates.

At September 30, 2010, the Company's cash equivalents included  $204 of instruments that were tri-party fully collateralized reverse repurchase agreements.  They were transacted on September 30, 2010 and matured "overnight" on October 1, 2010, the next business day.  The Company utilized this type of transaction to enhance yields on available cash balances, while maintaining liquidity.  These securities were recorded at cost, which approximated fair value.

The Company received debt and equity securities as collateral for its advances under the reverse repurchase agreements.  A financial institution other than the seller held the collateral for the Company's benefit.  The value and the liquidity of the underlying collateral were required to be between 102% and 110%, depending upon the credit of collateral, of the advanced amount and were evaluated by an independent third-party custodian.  The Company recorded only its advances under the agreements as cash equivalents at the time of entering the transactions and recognized the interest income upon settlement.  The collateral value or changes in collateral value were not recorded or recognized.

The fair values of long term debt were based on interest rates then currently available to the Company for issuance of debt with similar terms and remaining maturities.  The fair values of investments and acquisition-related contingent payments were determined as discussed below.

	September 30, 2010		December 31, 2009
	Carrying Amounts	Fair Value	Carrying Amounts	Fair Value
Assets:
Short term trading and available-for-sale investments	$767	$767	$479	$479
Long term available-for-sale investments	273	273	73	73
Forward exchange contracts	--	--	6	6
Interest rate swaps	--	--	1	1

Liabilities:
Long term debt, excluding capital lease obligations	60	60	56	56
Liability for acquisition-related contingent payments	160	160	71	71
Forward exchange and option contracts	19	19	2	2

Financial instruments, such as equity and fixed income securities, other investments, financial liabilities and derivatives, were presented at fair value.  Fair value is defined as the price at which an asset could be exchanged or a liability could be transferred in an orderly transaction between knowledgeable and willing market participants within the principal or most advantageous market at the measurement date.  Where available, fair value is based on or derived from observable market prices or parameters.  Where observable prices or inputs are not available, pricing for similar financial assets or liabilities, dealer quotes or valuation models are applied.  These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments' complexity.

Financial assets and liabilities recorded at fair value in the condensed consolidated balance sheets were categorized based upon the level of judgment associated with the inputs used to measure their fair values.  The categories, from lowest to highest based on the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities, are as follows:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

The types of Company assets carried at Level 1 fair value are equities listed in active markets.

Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the assets or liabilities through correlation with market data at the measurement date and for the duration of each instrument's anticipated life.

The Company's assets generally included in this fair value category are various government agency securities, certain investment funds, mortgage backed securities, collateralized mortgage obligations, foreign exchange derivatives and interest rate derivatives.  Foreign exchange derivatives and interest rate derivatives are valued using corroborated, observable market data.  The Company's liabilities generally included in this fair value category consist of certain foreign exchange derivatives.

Level 3 – Inputs are unobservable inputs for the assets or liabilities.  These inputs reflect management's best estimate of what market participants would use in pricing the assets or liabilities at the measurement date.  Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Generally, the Company's assets carried at fair value included in this category are various investment funds.  The Company's liabilities carried at fair value in this category are acquisition-related contingent payments.

The Company's Level 3 financial investments are held in funds professionally managed by investment managers.  The net asset values are furnished in statements received from fund custodians whose statements reflect valuations conducted according to their respective fund pricing policies and asset types.  The complete details of the fund holdings of several of the Company's professionally managed funds may be unavailable at times, limiting the Company's ability to look through to the underlying assets at the date the financial statements are prepared.  Because of these constraints, the Company classified these fund investments as Level 3.

As of September 30, 2010, the Company estimated  $160 as the fair value of its obligations to make contingent payments related to acquisitions.  The fair value measurements were based on significant inputs not observable in the market and thus represent a Level 3 measurement.

In connection with an acquisition in 2009, the Company is obligated to make acquisition-related contingent payments of up to  $439 based upon the achievement of future research and development milestones that would be expected to create value for Alcon.  At September 30, 2010, the fair value of these payments was estimated to be  $71.  Each milestone was assigned a probability based on its current status.  The resultant probability-weighted cash flows were then discounted using a discount rate of 6%, which the Company believed was appropriate and representative of a market participant assumption.  The probabilities assigned to payment streams ranged from 5% to 39%.  An increase or decrease of 10 percentage points in the probability assumptions would result in an adjustment to the estimated value of approximately  $30.

In connection with acquisitions in 2010, the Company is obligated to make acquisition-related contingent payments of up to  $528 upon achieving certain sales objectives through 2015.  The fair values of these payments at September 30, 2010 were estimated to total  $89.  The fair values were based on the Company's estimates of the probability and timing of related sales projection streams.  Each revenue projection assumption was assigned a probability and the resultant probability-weighted cash flows were then discounted using discount rates between 4.5% and 6%, which the Company believed was appropriate and representative of market participant assumptions.

Achieving the Company's most optimistic sales assumptions would not increase the estimated total fair value more than  $10.

The fair values of these contingent payments are reviewed each reporting period.  Any changes in the estimated value not associated with the original purchase price valuation are recorded in the Company's results of operations.  No such changes were recognized in the current period.

Fair Value by Category

Financial assets and financial liabilities measured at fair value on a recurring basis were categorized in the tables below based upon the lowest level of input that is significant to the fair value measurement.

	Fair Value as of September 30, 2010
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$6		$6
Available-for-sale securities:
U.S. government and agency
securities	--	507	--		507
Mortgage-backed securities	--	12	--		12
Corporate debt securities	--	494	--		494
Foreign government bonds	--	18	--		18
State and municipal securities	--	3	--		3

Total	$--	$1,034	$6		$1,040

Financial Liabilities
Liability for acquisition-related contingentpayments				$
payments	$--	$--	$160		$160
Foreign exchange and option contracts	--	19	--		19

Total	$--	$19	$160		$179

	Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$22	$22
Available-for-sale securities:
U.S. government and agencysecurities	--	179	--	179
Mortgage-backed securities fund	--	82	--	82
Mortgage-backed securities	--	16	--	16
Senior secured bank loans fund	--	154	--	154
Corporate debt securities	--	43	--	43
Equity securities	31	--	--	31
Other investments	--	25	--	25
Forward exchange contracts	--	6	--	6
Interest rate swaps	--	1	--	1

Total	$31	$506	$22	$559

Financial Liabilities
Liability for acquisition-related contingentpayments	$--	$--	$71	$71
Foreign exchange and option contracts	--	2	--	2

Total	$--	$2	$71	$73

Level 3 Gains and Losses

At September 30, 2010, trading securities were the only type of financial assets included in Level 3.  The trading securities were professionally managed investment funds, which included hedge funds of  $6.  The fair value of the investment funds classified as Level 3 could not be determined by independent market observation or through the use of other observable valuation techniques.  The valuation was based on the net asset values as furnished by the funds' custodians.  If more than an insignificant proportion of a particular fund's assets were Level 3, the entire fund was classified as Level 3, although many of such fund's individual holdings may meet the definition of Level 1 or Level 2.  The only liabilities included in Level 3 were the acquisition-related contingency payments, discussed earlier in this note.

Total gains or losses (realized and unrealized) that were included in earnings for financial assets and liabilities classified as Level 3 were a component of other, net, in the condensed consolidated statements of earnings.  For the nine months ended September 30, 2010, there were net gains (realized and unrealized) of  $1 from trading securities, and the Company received proceeds from sales of Level 3 trading securities of  $17.  Realized and unrealized net gains during the period were approximately 4.4% of the beginning balance for Level 3 trading securities and did not negatively affect or materially impact operations, liquidity or capital resources.

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the nine months ended September 30, 2010:

	Assets	Liabilities
	Trading Securities - Hedge Funds	Acquisition- Related Contingent Payments

Beginning balance	$22	$71
Total gains or losses (realized/unrealized)
Included in earnings before income taxes	1	--

Acquisition-related activities	--	89

Proceeds on sales and maturities	(17)	--

Ending balance	$6	$160

Gains and losses (realized and unrealized) on Level 3 financial instruments included in earnings were reported in other, net, as follows:

	Three months ended	Nine months ended
	September 30, 2010	September 30, 2010

Total gains or losses included in earnings for the period	$--	$1

Change in unrealized gains (losses) related to assets still held at
reporting date	$--	$--

At September 30, 2009, trading securities were the only type of financial assets and liabilities included in Level 3.

Total gains or losses (realized and unrealized) that were included in earnings for financial assets and liabilities classified as Level 3 were a component of other, net, in the condensed consolidated statements of earnings.

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the nine months ended September 30, 2009:

Assets
Trading
Securities

Beginning balance	$261
Total gains or losses (realized/unrealized)
Included in earnings	6

Proceeds on sales	(236)

Ending balance	$31

Gains and losses (realized and unrealized) on Level 3 financial instruments included in earnings were reported in other, net, as follows:

	Three months ended	Nine months ended
	September 30, 2009	September 30, 2009

Total gains or losses included in earnings for the period	$2	$6

Change in unrealized gains (losses) related to assets still held at
reporting date	$3	$3

Valuation Techniques

Valuation techniques used for financial assets and liabilities accounted for at fair value are generally categorized into three types:  market approach, income approach and cost approach.  The Company valued its Level 3 financial assets and liabilities at September 30, 2010 and 2009 primarily using the market approach and, to a lesser extent, the income approach.

Market Approach.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.  Valuation techniques consistent with the market approach include comparables.  A majority of the Company's balances measured at fair value on a recurring basis were valued using the market approach.  Most measurements were market quotes or were obtained from other reliable market sources.  The Company did not use market indices for valuing material balances measured at fair value.

Income Approach.  Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present or discounted amount.  The measurement is based on the value indicated by current market expectations about those future amounts.  Examples of income approach valuation techniques include present value techniques, option-pricing models, and binomial or lattice models that incorporate present value techniques and option-pricing models.  The Company valued certain derivatives, in part or whole, using the income approach.

Cost Approach.  The cost approach is based on the amount that currently would be required to replace the service capacity of an asset.  The Company did not employ the cost approach for determining fair value of financial assets and liabilities.

The valuation approaches are consistent with generally accepted valuation methodologies.  While all three approaches are not applicable to all assets or liabilities accounted for at fair value, where appropriate and possible, one or more valuation technique(s) may be used.  Professionally managed investment funds may use a combination of market, income and cost approaches.  The process of selecting which valuation method(s) to apply considers the definition of an exit price and the nature of the asset or liability being valued and significant expertise and judgment is required.

Other-Than-Temporary Impairment of Available-for-Sale Investments

The Company reviews quarterly its available-for-sale investments to identify impaired equity and debt securities.  An individual security is impaired if the fair value of the investment is less than its amortized cost basis.  Impairment may be either temporary or other-than-temporary.

The Company normally reviews securities held in its portfolio that have been in a continuous loss position for twelve months or longer and securities whose fair value is significantly lower than its amortized cost basis.  Impairment is evaluated using a combination of quantitative and qualitative factors such as considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the Company's ability and intent to hold the investments for an adequate period of time until an anticipated market price recovery or maturity.  If impairment is determined to be other-than-temporary, the investment is written down to fair value, and a loss is recognized immediately through earnings.

The Company determined that, at September 30, 2010, there was no other-than-temporary impairment of available-for-sale investments with unrealized losses.

Intangible Assets and Goodwill	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Intangible Assets and Goodwill
(7)	Intangible Assets and Goodwill
(in millions, except per share data)

	September 30, 2010		December 31, 2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Intangible Assets
Subject to amortization:
Licensed technology	$468	$(310)	$332	$(296)
Patents	290	(37)	111	(24)
Other	562	(103)	121	(93)

Total subject to amortization	1,320	(450)	564	(413)

Not subject to amortization:
Purchased in process research and development assets	104	--	104	--

Total intangible assets	$1,424	$(450)	$668	$(413)

During the nine months ended September 30, 2010, the Company added licensed technology, patents and other intangible assets through business acquisitions and asset purchases.

Changes in the carrying amount of goodwill for the nine months ended September 30, 2010 were as follows:

	United States	International
	Segment	Segment	Total
Goodwill
Balance, December 31, 2009	$423	$265	$688
Acquisitions of businesses	90	63	153
Impact of changes in foreign exchange rates	(4)	(3)	(7)

Balance, September 30, 2010	$509	$325	$834

Short Term Borrowings and Long Term Debt	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Short Term Borrowings and Long Term Debt
(8)	Short Term Borrowings and Long Term Debt
(in millions, except per share data)
	September 30,	December 31,
	2010	2009

Short Term Borrowings
Lines of credit	$255	$273
Commercial paper	--	286
From affiliates	--	7
Bank overdrafts	27	41

Total short term borrowings	$282	$607

At September 30, 2010, the Company had unsecured credit facilities totaling  $882, including bank overdraft agreements, with third parties that were denominated in various currencies.

	September 30,	December 31,
	2010	2009

Long Term Debt
Bank loan	$60	$56
Less current maturities of long term debt	60	--

Long term debt, net of current maturities	$--	$56

The bank loan contains provisions that may accelerate the obligation in the event that Nestlé's ownership of Alcon falls below 51%.  Although Nestlé's ownership fell below this threshold, the lenders have not opted to call the loan.

Income Taxes	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Income Taxes
(9)	Income Taxes
(in millions, except per share data)

The Company or one of its subsidiaries files income tax returns in Switzerland, the U.S. federal jurisdiction, and various state and other foreign jurisdictions.  With few exceptions, the Company is no longer subject to Swiss, U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004.  In June 2009, the Internal Revenue Service ("IRS") commenced an examination of the Company's U.S. income tax returns for 2006 and 2007 that is anticipated to be completed substantially by the end of 2010.  In May 2009, the IRS and the Company entered the Compliance Assurance Process (″CAP″) program for 2009.  In January 2010, the IRS and the Company extended the CAP program to 2010.  The Company also currently is subject to income tax examinations by various state, local and other foreign tax authorities.  In addition, in June 2009, the Company and the IRS signed an advance pricing agreement ("APA") contract memorializing the mutual agreement letter between Switzerland and the United States for years through 2014 that covers all material intercompany transactions involving the Company and its subsidiaries in these two jurisdictions.  Finally, during the fourth quarter of 2007, the Company submitted a similar request for a bilateral APA between Japanese and Swiss tax authorities that would cover the tax years 2008 through 2012.  The Company received the duly signed Japanese-Swiss APA in the third quarter of 2010.

The Company believes that it takes reasonable positions on its tax returns filed throughout the world; however, tax laws are complex and susceptible to differing interpretations.  Tax authorities throughout the world, from time to time, routinely challenge positions taken by the Company, particularly in the case of transfer pricing issues.  The Company has identified its uncertain tax positions and prepared its reserve for contingent tax liabilities to reflect the associated unrecognized tax benefits (the "Tax Reserves") in accordance with Financial Accounting Standards Board ("FASB") guidance which, among other things, requires that the Company assume that it will be subject to examination in every jurisdiction in which it is subject to tax.  Management believes that the Tax Reserves are fairly stated but believes it is reasonably possible that the total amount of unrecognized tax benefits related to transfer pricing, currency translations and other tax positions reflected in the Tax Reserves will significantly increase or decrease within 12 months of the reporting of this financial statement as the result of, among other things, (i) developments with respect to currently active audits or advance pricing agreements, (ii) the further development of tax laws through judicial or administrative actions and/or (iii) the actual payment of Tax Reserves.  Although tax laws are complex and significant uncertainty exists with respect to the actual date that any of the currently active audits or APA negotiations could reach final resolution or a new audit could commence, management believes it is reasonably possible that unrecognized tax benefits could increase in the next 12 months by at least 15% or decrease by more than 75%.

The total amount of gross unrecognized tax benefits included in the Tax Reserves decreased by approximately  $11 during the first nine months of 2010, principally due to the payment of Tax Reserves.  The amount that would impact the effective tax rate decreased by approximately  $10 during that period.  The Company's policy is to classify interest and penalties in income tax expense.  The gross amount of interest and penalties accrued as part of Tax Reserves did not change materially during the first nine months of 2010.  At September 30, 2010, the condensed consolidated balance sheet included  $4 in other current liabilities and  $62 in other long term liabilities for the Tax Reserves, net of deposits with statutory authorities.

During the nine months ended September 30, 2010, the Company recognized a  $25 tax charge for the write-off of deferred tax assets as a result of provisions of U.S. healthcare reform laws enacted during the period.

Business Segments	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Business Segments
(10)	Business Segments
(in millions, except per share data)

The Company conducts its global business through two business segments:  Alcon United States and Alcon International.  Alcon United States includes sales to unaffiliated customers located in the United States of America, excluding Puerto Rico.  Alcon United States operating income is derived from operating profits within the United States.  Alcon International includes sales to all other unaffiliated customers.

Each business segment markets and sells products principally in three product categories of the ophthalmic market: (1) pharmaceutical (prescription drugs), (2) surgical equipment and devices (cataract, vitreoretinal and refractive) and (3) consumer eye care (contact lens disinfectants and cleaning solutions, artificial tears and ocular vitamins).  Business segment operations generally do not include research and development, certain manufacturing and other corporate functions.

Certain manufacturing costs and manufacturing variances are not assigned to business segments because most manufacturing operations produce products for more than one business segment.  Research and development costs, excluding regulatory costs which are included in the business segments, are treated as general corporate costs and are not assigned to business segments.

Identifiable assets are not assigned by business segment and are not considered in evaluating the performance of the business segments.

					Depreciation and
	Sales		Operating Income		Amortization
Three months ended September 30,	2010	2009	2010	2009	2010	2009

United States	$803	$733	$470	$438	$18	$12
International	957	881	398	357	24	23

Segments total	1,760	1,614	868	795	42	35

Manufacturing operations	--	--	(13)	(14)	15	13
Research and development	--	--	(169)	(136)	6	4
General corporate	--	--	(176)	(50)	5	3
Share-based compensation	--	--	(15)	(17)	--	--

Total	$1,760	$1,614	$495	$578	$68	$55

					Depreciation and
	Sales		Operating Income		Amortization
Nine months ended September 30,	2010	2009	2010	2009	2010	2009

United States	$2,419	$2,181	$1,451	$1,266	$46	$35
International	2,948	2,603	1,307	1,108	75	65

Segments total	5,367	4,784	2,758	2,374	121	100

Manufacturing operations	--	--	(39)	(50)	42	37
Research and development	--	--	(489)	(392)	18	13
General corporate	--	--	(280)	(149)	15	9
Share-based compensation	--	--	(51)	(59)	--	--

Total	$5,367	$4,784	$1,899	$1,724	$196	$159

During the three months ended March 31, 2010, advancements in its sales reporting system permitted the Company to better estimate allowable deductions from sales in the calculation of accrued royalties.  This change in estimate resulted in a  $24 addition to U.S. operating income during the period.

In the three months and nine months ended September 30, 2010, the Company incurred pretax expenses totaling  $133 and  $141, respectively, for costs (including  $8 in share-based compensation costs) related to the change of control discussed in note 13 and other costs to support Alcon's board of directors in its evaluation of Novartis's merger proposal.  In the tables above, these expenses were included with general corporate expenses.

On February 11, 2009, the Company announced that it initiated programs to align its operations with the evolving economic conditions and market environment.  These programs included a staffing reduction of approximately 260 employee positions that resulted in a pretax charge of  $19 for the nine months ended September 30, 2009, which was included in general corporate expenses.

Share-Based Compensation	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Share-Based Compensation Plans
(11)	Share-Based Compensation Plans
(in millions, except per share data)

On February 10, 2010, pursuant to the Amended 2002 Alcon Incentive Plan, the Company's board of directors approved the grant, effective February 17, 2010, to certain employees of approximately 543,000 share-settled restricted share units ("RSUs").  The RSUs vest at the end of a three-year period, generally with forfeitures if the recipient is not fully vested at termination of employment or at retirement before age 62.

On May 20, 2010, the Company's board of directors approved an award effective May 25, 2010 to each non-employee director of Alcon of 850 RSUs.  The RSUs have a three-year cliff vesting period from the date of grant.  A non-employee director is a director who is neither a member of Nestlé's board of directors nor a full-time employee of Nestlé or Alcon.

In connection with the change of control in the ownership of Alcon from Novartis's purchase of Nestlé's common shares of Alcon (discussed in note 13), the Company granted, effective August 25, 2010, a total of approximately 186,000 RSUs to certain employees.  The RSUs vest at the end of a three-year period, generally with forfeitures if the recipient is not fully vested at termination of employment.

Restricted share units are recognized over the required service period at the closing market price for Alcon common shares on the date of grant.

Forfeitures were estimated based on historical experience.

If factors change and the Company employs different assumptions to account for share-based payments in future periods, the compensation expense that the Company records may differ significantly from what the Company has recorded in the current period.

Upon the change of control to Novartis from Nestlé discussed in note 13, the Company's share-based compensation awards granted to employees prior to January 1, 2009 vested immediately.  However, the vesting of similar awards granted after January 1, 2009 will accelerate only if the respective participant's employment with the Company or its successor is terminated without cause, or by the participant under certain circumstances, within six months preceding or during the two years following a change of control.  The acceleration of vesting increased the cost of share-based payments  $8, which was included in other operating expenses the third quarter of 2010.

The effects of share-based equity awards on operating income and net earnings were:

	Three months ended September 30,
	2010	2009

Total share-based equity award costs applicable for period	$26	$17
Costs capitalized in inventory	(1)	--

Costs recognized in operating income	25	17
Less tax benefit recognized in net earnings	8	5

Reduction to net earnings	$17	$12

	Nine months ended September 30,
	2010	2009

Total share-based equity award costs applicable for period	$62	$58
Costs capitalized in inventory	(1)	--

Costs recognized in operating income	61	58
Less tax benefit recognized in net earnings	18	18

Reduction to net earnings	$43	$40

Compensation expense for equity awards was calculated on a straight-line basis over the three-year vesting period of the related share-based awards, with the acceleration of expense for individuals meeting the requirements for retirement.

The effects of share-based liability awards on operating income for all reporting periods were not significant.

The Company intends to satisfy all equity awards granted prior to December 31, 2003 and after December 31, 2007 with the issuance of new shares from conditional capital authorized for the Amended 2002 Alcon Incentive Plan.  At September 30, 2010, the Company has reserved approximately 20 million Alcon common shares for issuance pursuant to the Amended 2002 Alcon Incentive Plan.

The Company's board of directors previously authorized the acquisition on the open market of Alcon common shares to, among other things, satisfy the share-based awards requirements granted under the Amended 2002 Alcon Incentive Plan.  At September 30, 2010, outstanding authorizations by the Company's board of directors would have permitted the purchase of approximately 1.6 million Alcon common shares.  The Company has purchased treasury shares on the open market to satisfy the majority of the outstanding equity awards granted subsequent to December 31, 2003 and prior to January 1, 2008.

Pension and Postretirement Benefits	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Pension and Postretirement Benefits
(12)	Pension and Postretirement Benefits
(in millions, except per share data)

Components of net periodic benefit costs:

	Pension Benefits		Postretirement Benefits
Three months ended September 30,	2010	2009	2010	2009

Service cost	$7	$7	$4	$3
Interest cost	7	8	4	4
Expected return on assets	(1)	(2)	(3)	(2)
Prior service cost	(5)	(1)	--	--
Net losses (gains)	2	3	--	1
Special termination benefits	101	--	--	--

Net periodic benefit cost	$111	$15	$5	$6

	Pension Benefits		Postretirement Benefits
Nine months ended September 30,	2010	2009	2010	2009

Service cost	$20	$17	$11	$10
Interest cost	22	21	12	12
Expected return on assets	(3)	(3)	(10)	(7)
Prior service cost	(5)	(1)	--	--
Net losses (gains)	5	6	1	3
Special termination benefits	101	--	--	--

Net periodic benefit cost	$140	$40	$14	$18

Certain U.S. defined benefit plans contain change of control provisions that, among other items, provide for accelerated vesting of benefits.  The Company recognized charges of  $97 in special termination benefits and amortization of prior service cost upon the change of control in the ownership of Alcon by Novartis's purchase of Nestlé's common shares of Alcon (discussed in note 13).  A curtailment gain of  $44 was offset against prior unrecognized losses and no gain was recognized in earnings.  Except for certain key employees, payments of these accelerated benefits will begin during the fourth quarter of 2010 as provided by the plans.

The Company maintains an irrevocable Rabbi trust to be held and invested in an unfunded arrangement for the payment of benefits to participants under certain defined benefit pension plans of the Company.  The assets of the trust are restricted to the payment of pension benefits except under certain conditions, such as the Company's insolvency or termination of the trust.  The Alcon Executive Retirement Plans Grantor Trust Agreement provides for the Company to fund the current actuarially determined present value of the aggregate accrued pension benefits of all participants upon the change of control (discussed in note 13).  Based on actuarially determined pension benefit projections and market conditions, the Company contributed  $152 during the third quarter to satisfy this requirement.  The assets of the trust are primarily the cash surrender value ( $276 as of September 30, 2010) of company owned life insurance policies purchased from a related captive insurance company subsidiary and cash equivalents ( $152 as of September 30, 2010).

In certain countries, the Company's employees participate in defined benefit plans of Nestlé.  No separate valuation for the Company's employees has historically been prepared for the plans, as they are not individually material to the Company or to Nestlé.  Accordingly, these plans are treated as multi-employer plans.  Annual contributions to these plans are determined by Nestlé and charged to the Company.  Prior to the change of control of ownership by Novartis, the Company and Nestlé entered into an agreement outlining the terms to segregate Alcon employees from Nestlé pension plans.  Prior to the change of control of ownership by Novartis, the Company and Nestlé entered into an agreement outlining the terms to segregate Alcon employees from Nestlé pension plans.  The agreement provides that, except for certain circumstances, all current Alcon pension participants will be migrated from Nestlé pension plans to other, not yet determined Alcon pension plans by January 1, 2011.

Proposed Change of Control	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Change of control and proposed merger
(13)	Change of Control and Proposed Merger
(in millions, except per share data)

On April 6, 2008, Nestlé and Novartis executed the Purchase and Option Agreement pursuant to which Nestlé agreed to sell approximately 74 million of its shares of Alcon common stock to Novartis in a cash transaction at a price of  $143.18 per share.  That sale was consummated on July 7, 2008, and Novartis acquired a minority stake in Alcon of slightly less than 25% of Alcon's outstanding shares, while Nestlé remained Alcon's majority shareholder with approximately 156 million Alcon shares comprising approximately 52% of the Company's outstanding shares.

The Purchase and Option Agreement between Nestlé and Novartis also contained put and call option rights on the balance of approximately 156 million Alcon shares owned by Nestlé.  The option rights commenced on January 1, 2010.  As outlined by the two parties, these rights granted (i) Novartis a call option to buy all but 4.1 million (or 2.5%) of Nestlé's remaining Alcon shares at a fixed price of  $181 per share and the 4.1 million shares at the first stage price of  $143.18 per share, and (ii) Nestlé a put option to sell to Novartis all but 4.1 million of its remaining Alcon shares to Novartis at the lower of Novartis's call option price of  $181 per share or a premium of approximately 20.5% above the then-market price of Alcon shares, calculated as the average market price of Alcon shares during the five trading days immediately preceding the exercise date of the put option, with the 4.1 million share balance to be sold at the first stage closing price of  $143.18 per share.

On January 4, 2010, Novartis announced that it had exercised its option to purchase the remaining approximately 156 million Alcon shares owned by Nestlé at a weighted average price of  $180 per share in cash, pursuant to the Purchase and Option Agreement.  After consummation of the purchase on August 25, 2010, Novartis owned an approximate 77% interest in Alcon, with the 23% balance being the publicly traded shares.

The consummation triggered certain change of control provisions in certain retirement plans for Company employees, the Company’s share-based awards plan (including the vesting of certain outstanding share-based awards) and other agreements.

On January 4, 2010, Novartis also announced that it submitted to the Alcon board of directors a proposal for a merger of Alcon with and into Novartis to be effected under Swiss merger law.  Under the terms of the merger proposal, holders of the Alcon shares that are publicly traded would receive 2.8 Novartis shares for each Alcon share.  The proposed merger would be contingent upon, among other things, approval by the Alcon board of directors.  Alcon management believes that Alcon's Organizational Regulations provide that the Alcon board of directors may only approve the proposed merger if a majority of the Independent Director Committee so recommends; however, Alcon management cannot predict the outcome of any judicial proceeding that might be initiated to interpret or challenge this position.

The Independent Director Committee was formed in 2008 in connection with Novartis's initial purchase of slightly less than 25% of the Alcon shares from Nestlé to evaluate transactions such as the merger proposed by Novartis.  The Independent Director Committee engaged independent financial and legal advisors in connection with its evaluation of the proposed merger.  On January 20, 2010, the Independent Director Committee issued its formal response rejecting the Novartis merger proposal.  The committee rejected the merger proposal based on its assessment that the price offered and other terms were not acceptable and that Novartis's merger proposal was not in the best interests of Alcon and its minority shareholders.  No counter offer has been made by Novartis.

On July 8, 2010, the Independent Director Committee announced the creation and funding of the Alcon Litigation Trust, an irrevocable trust established under New York law pursuant to a resolution of the Alcon board of directors.  The current members of the Independent Director Committee are the initial trustees of the trust.

The trust was created and funded on July 7, 2010 with  $50.  The Independent Director Committee indicated that the trust was created to:

•
Provide the financial means to commence, defend or maintain litigation relating to any transaction between Alcon and a majority shareholder, including the transaction contemplated by the merger proposal announced by Novartis on January 4, 2010, and

•	Ensure the protection of the interests of Alcon and its minority shareholders in connection with any such transaction.

The trust's property is held solely for the benefit of Alcon's minority shareholders and may only be expended to the extent determined by the trustees to be in the best interests of Alcon and its minority shareholders.  Of the  $50 comprising the trust's property, no more than  $10 may be used for fees, expenses or liabilities that are not mandatory court costs such as the advancement of judicial costs or the posting of a bond or other security by a party seeking injunctive relief.

The trust will terminate, among other circumstances, if a majority of the group comprising the trustees and the other non-conflicted members of the Independent Director Committee as of such time recommend a transaction between Alcon and Novartis in accordance with the processes set forth in Alcon's organizational documents.  The trust will also terminate if a court of competent jurisdiction, in a final, non-appealable, binding order or decision, holds either that the transaction contemplated by Novartis's merger proposal is legal, valid and effective or that Novartis's removal of the current Independent Director Committee members from the Alcon board of directors is legal, valid and effective.  Upon termination of the trust, the trust provides that its property shall be distributed to Alcon or its successor.  The approximately  $50 balance of the trust's property at September 30, 2010 was included in other current assets in the condensed consolidated balance sheet.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Commitments and Contingencies
(14)	Commitments and Contingencies
(in millions, except per share data)

Minority Shareholder Class Action Lawsuits

On January 4, 2010, Novartis announced that it submitted to the Alcon board of directors a proposal for a merger of Alcon with and into Novartis to be effected under Swiss merger law (discussed in note 13).

Certain Alcon minority shareholders have filed several class action lawsuits related to Novartis's merger proposal concerning the acquisition of the remaining 23% publicly held minority interest.  The claims vary among the cases, but include allegations of: (i) breach of contract against Alcon; (ii) tortious interference with contract against Novartis and Nestlé; (iii) breach of fiduciary duties against the Alcon board of directors, Nestlé and Novartis; (iv) aiding and abetting breaches of fiduciary duties against the Alcon board of directors, Nestlé and Novartis; (v) breach of Section 13(d) of the Exchange Act against Novartis and Nestlé for an alleged failure to disclose that they were acting as a "group;" and (vi) breach of Section 14(d) of the Exchange Act against Novartis and Nestlé for an alleged failure to file with the U.S. Securities and Exchange Commission the materials required in connection with a "tender offer."

Eight cases filed in the U.S. District Courts for the Southern District of New York and the Northern District of Texas were consolidated into one class action case in the Southern District of New York.  A ninth case, which did not name Alcon, Inc. and its board of directors as parties, had been filed in the Eastern District of New York but was voluntarily dismissed by the plaintiffs on March 18, 2010.

On April 14, 2010, plaintiffs in the consolidated action dismissed their claims against Nestlé and the five Alcon directors designated by Nestlé in exchange for Nestlé's and its directors' agreement that, without impairing the directors' ability to exercise their fiduciary obligations to Alcon, among other things, during the pendency of the action, they will take no action to (1) amend the Alcon Organizational Regulations, (2) remove or replace the Alcon independent directors or (3) facilitate Novartis's proposal to take Alcon private other than pursuant to a recommendation of the Independent Director Committee.  On May 24, 2010, the court granted a motion by Novartis and dismissed the action in its entirety on the ground that Switzerland was a more convenient forum for the dispute.  The court denied motions filed by plaintiffs seeking reconsideration of this dismissal order and requesting leave to file an amended complaint.  On July 14, 2010, the plaintiffs appealed the district court's dismissal to the U.S. Court of Appeals for the Second Circuit.  That appeal is pending.

Two cases filed in District Court, Tarrant County, Texas and two cases filed in the County Court at Law, Dallas County, Texas have been consolidated for pre-trial purposes by the Texas Multidistrict Litigation Panel in the Texas District Court, Dallas County.  Novartis has filed a motion seeking dismissal of these actions on the ground that Switzerland is a more convenient forum.  That motion remains pending.

We are currently unable to express an opinion on the outcome of these still-pending class action cases due to their infancy.

Other Contingencies

Alcon, either alone or jointly with its commercial partners, has filed fourteen North American patent infringement actions against six different generic drug companies.  With the exception of international generic challenges, all of these generic drug companies are seeking U.S. Food and Drug Administration ("FDA") approval to market generic versions of Alcon products, under what are known as Abbreviated New Drug Applications ("ANDAs").

Each infringement action was filed after the Company received notice that one or more of the generic drug companies had filed an ANDA seeking approval to sell a generic version of an Alcon product.  As part of its ANDA, each generic drug company challenged one or more patents covering an Alcon product.  In the United States, as a result of filing the lawsuits, the FDA must delay approval of the related ANDAs for 30 months unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  In Canada, filing of the lawsuit secured a 24-month delay in approval from the Minister of Health, which can be shortened if the litigation is earlier resolved or the court modifies the 24-month stay on such approval.  Should any generic drug company succeed in overcoming an Alcon patent and secure FDA approval, it would be entitled to sell a generic product that would compete with Alcon's product in the United States or Canada.  Such competition would be expected to impact significantly the Company's sales and profits.

The following table provides a summary of these lawsuits:

Parties seeking approval	Alcon product(s)	No. of patents challenged	Longest patent expiration date	Patents owned by	Jurisdiction/Regulatory Body	Date first suit filed	Status	If generic challenger is successful, earliest date that a generic may begin selling

Teva Pharmaceuticals USA, Inc.	Vigamox® antibiotic ophthalmic solution (Moxifloxacin, the primary ingredient in Vigamox®, is licensed to Alcon by Bayer Schering Pharma AG).	3(1)	2020	Bayer Schering Pharma AG/Alcon	FDA, U.S. District Court of Delaware	April 5, 2006	Trial relative to the Alcon patent concluded on March 6, 2008. On October 19, 2009, the court ruled in Alcon's favor. Teva has appealed.	September 4, 2014
Apotex Inc., Apotex Corp., Barr Laboratories, Inc., Wockhardt Limited, Sandoz Inc. and Sandoz Canada Inc. (the last two parties are affiliates of Novartis)	Patanol® and Pataday™ anti-allergy ophthalmic solutions	Up to 5 (2), (3), (4),(5), (6), (7)	2015 (Patanol®) and 2023 (Pataday™)	Kyowa Hakko Kirin Co., Ltd./Alcon	FDA, U.S. District Court in Indianapolis and Canadian Minister of Health, Federal Court in Toronto	November 15, 2006	One non-jury trial concluded on May 7, 2010. Closing arguments, however, were held August 3, 2010. A ruling has not yet been issued.	On or before June 18, 2011 (2), (3), (4), (5), (8), (9)
Barr Laboratories, Inc. and Par Pharmaceutical, Inc.	TRAVATAN® and TRAVATAN Z ophthalmic solutions	Up to 7	2014(8)	Alcon	FDA, U.S. District Court of Delaware	April 30, 2009	Trial postponed until May 2, 2011.	September 2011(8)

(1)  Two of the patents are owned by Alcon's licensor, Bayer Schering Pharma AG, and the third, which expires in 2020 (including a six-month pediatric extension), is owned by Alcon.  The two Bayer Schering Pharma AG patents were also the subject of another Teva ANDA seeking approval to sell a generic version of Bayer Schering Pharma AG's systemic moxifloxacin product, Avelox®.  Suit was filed by Alcon and Bayer Schering Pharma AG as co-plaintiffs against Teva relative to the Vigamox® ANDA on April 5, 2006 in the U.S. District Court in Delaware.  Bayer Schering Pharma AG subsequently filed suit in the same court relative to the Avelox® ANDA, and the two suits were merged.  Trial was scheduled to begin February 26, 2008, but the dispute between Bayer Schering Pharma AG and Teva relative to the two Bayer Schering Pharma AG patents was resolved by settlement on the eve of trial.  Under the terms of the settlement, Teva acknowledged the validity and enforceability of both Bayer Schering Pharma AG patents, and further acknowledged that its proposed generic ophthalmic product would infringe both patents.  Teva has therefore relinquished any claim that it is entitled to market the generic ophthalmic product prior to September 4, 2014.  Alcon remains the exclusive ophthalmic licensee under the Bayer Schering Pharma AG patents.

The trial relative to the Alcon patent concluded on March 6, 2008.  Since then, Alcon received issuance of a related patent with claims that cover the Vigamox® product and Teva's proposed generic product.  U.S. Patent No. 7,761,010 was issued on March 2, 2010 and has been added to the FDA Orange Book relative to Alcon's Vigamox® product.  On October 19, 2009, the court ruled in Alcon's favor on all counts, finding the Alcon patent to be valid and infringed by the proposed generic product.  Teva has appealed the trial court ruling.  However, even if Teva were to succeed in having the district court decision reversed on appeal, it would still have to address Alcon's recently issued second patent before competing with Alcon's Vigamox® product in September 2014 when the underlying Bayer patent expires.  If Teva were to win on appeal and overcome Alcon's second patent, the resulting generic competition would be expected to impact significantly the Company's sales and profits.  On a related note, Alcon's European counterpart patent to the patent-in-suit was determined to be invalid in a European Patent Office Opposition Proceeding.  That invalidity decision was upheld by an Enlarged Board of Appeal on October 22, 2009.  Divisional patent applications on Alcon's Vigamox® product remain pending in the European Patent Office.

(2)  Alcon's raw material supplier, Kyowa Hakko Kirin Co., Ltd., holds another U.S. patent that has not been challenged in the Apotex ANDA on Patanol® and expires on December 18, 2010.  In addition, Alcon has secured a six-month pediatric extension to the patent coverage, which means this generic challenge poses no threat to the Patanol® product market prior to June 2011.

(3)  Unlike the Apotex ANDA on Patanol®, which is challenging only the patent jointly owned by Kyowa and Alcon, the Barr ANDA on Patanol® is also challenging Kyowa's composition patent on olopatadine, the active agent in Patanol®.  The 30-month period after which the FDA could have approved Barr's generic product would have expired at the end of March 2010.  Trial was scheduled for late April 2010.  However, in September 2009, Barr withdrew its ANDA and subsequently was dismissed from the suit.

(4)  The Barr ANDA on Pataday™ is challenging the patent jointly owned by Kyowa and Alcon, as well as two later issued patents owned by Alcon that cover the Pataday™ formulation.  In this ANDA, Barr is not challenging the Kyowa patent on olopatadine that expires in December 2010 (effectively extended until June 18, 2011 by a pediatric extension). Of the two patents owned solely by Alcon, the latest expiry date is November 2023. The 30-month period after which the FDA could approve Barr’s generic product should expire in May 2011 but is of no practical effect in view of the unchallenged Kyowa patent, the term of which extends until June 2011.

(5)  Like Barr's ANDA on Pataday™, the Apotex ANDA on Pataday™ is challenging the patent jointly owned by Kyowa and Alcon, as well as two later issued patents owned by Alcon that cover the Pataday™ formulation.  Apotex is not challenging the Kyowa patent on olopatadine that expires in December 2010 (June 2011 with the pediatric extension). If Apotex succeeds in overcoming both of the challenged patents and secures FDA approval, then after the expiration of Barr's potential 180-day "first filer" exclusivity period, it would be entitled to begin selling a generic olopatadine product that would compete with Alcon's Pataday™ product in the United States.

(6)  Similar to the Apotex ANDA on Patanol®, the Sandoz Inc. (an affiliate of Novartis) ANDA on Patanol® is challenging only the patent jointly owned by Kyowa and Alcon, but not the Kyowa-owned patent on olopatadine, which expires December 2010 (June 2011 with pediatric extension).  Trial was scheduled for April 26, 2010, and consolidation with the above-described Apotex suit (Patanol®) was ordered by the court.  Apotex advised the court of public statements of intent by Novartis to acquire all outstanding shares of Alcon stock, and filed a motion to sever Sandoz from the trial.  On February 22, 2010, the court granted the motion, ordering the suit against Sandoz to proceed separately and confirming the April 26, 2010 trial date with Apotex.  A new trial date for the Sandoz case has not yet been set.  At the request of Sandoz, the court has stayed the litigation against Sandoz until November 2010.

The Sandoz Inc. ANDA on Pataday™ is challenging the patent jointly owned by Kyowa and Alcon (described above), as well as two later issued patents owned by Alcon that cover the Pataday™ formulation.  Of the two Alcon patents, the latest expiry date is November 2023.  Sandoz is not challenging the Kyowa patent on olopatadine that expires in December 2010 (effectively extended until June 2011 by a pediatric extension).  On January 27, 2010, Alcon and Kyowa filed suit in the Federal District Court in Indianapolis.  This case was consolidated with the other Pataday™ suits (Barr and Apotex, described above), but at the request of Sandoz, the court has stayed the litigation against Sandoz until November 2010.

(7)  The Sandoz Canada Inc. Abbreviated New Drug Submission (ANDS) is challenging only one of the two patents listed in the Canadian Patent Register for the Patanol® product.  The challenged patent (Canadian Patent No. 2,195,094) is jointly owned by Kyowa and Alcon and expires in May 2016.  Trial has been scheduled for March 7, 2011.

(8)  If Barr is successful in its patent challenge, the first ANDA filer would be entitled to exclusively sell a generic product that would compete with Alcon’s product for 180 days.  In June 2010, Alcon announced its plans to discontinue TRAVATAN® in the United States.  Therefore, competition from generic versions of TRAVATAN® would not be expected to impact significantly the Company's sales and profits.  However, if Barr and Par succeed in overcoming all of the challenged patents and/or secure FDA approval, they would be entitled to begin selling a generic travoprost product that would compete with Alcon's TRAVATAN Z® product in the United States in December 2011.  Such competition would be expected to impact significantly the Company's sales and profits.  Another Alcon patent application is pending that, if granted, would have an expiration date in 2027.

(9)  Apotex, Inc. notified Alcon Canada that Apotex had filed an ANDS seeking approval from the Canadian Minister of Health to market a generic version of Alcon's Patanol® product.  The Apotex ANDS is challenging only one of the two patents listed in the Canadian Patent Register for the Patanol® product.  The challenged patent (Canadian Patent No. 2,195,094) is jointly owned by Kyowa and Alcon and expires in May 2016.  Alcon and Kyowa, by timely initiating this action, are entitled to a 24-month delay (until April 2012) in the regulatory approval from the Minister of Health, which can only be shortened if the litigation is earlier resolved or the court modifies the 24-month stay on such approval.  Should Apotex succeed in overcoming the challenged patent and secure Minister of Health approval, it would be entitled to begin selling a generic olopatadine product that would compete with Alcon's Patanol® product in Canada well before the patent expiration in 2016, but not before expiration of the unchallenged patent in November 2012.

Alcon is also enforcing patents against generic challengers in China (Patanol®) and Chile (Vigamox®).

On April 16, 2008, Synergetics USA, Inc., a microsurgical device company, filed a civil antitrust lawsuit in the U.S. District Court for the Southern District of New York against the Company and its subsidiary, Alcon Laboratories, Inc.  Synergetics asserted that it had suffered losses resulting from alleged unlawful/unfair practices and sought a recovery that it claimed could exceed  $100.  Synergetics also asserted that Alcon engaged in allegedly anti-competitive behavior.  On June 23, 2008, the Company filed its answer and counterclaim in the district court.  In 2008 and 2009, subsidiaries of the Company filed suits against Synergetics for patent infringement in the U.S. District Court for the Northern District of Texas in Fort Worth.  Synergetics answered the complaints.  A series of counterclaims and motions followed.  On April 23, 2010, the parties entered a Confidential Settlement and License Agreement together with a Supply Agreement.  Under the agreements, Alcon paid  $32 in exchange for worldwide rights to sell Synergetics patented vitreoretinal products.  The products will be manufactured by Synergetics and supplied to Alcon.  The agreements also settle all pending litigation between Alcon and Synergetics, including both the antitrust and the patent litigation, and provide a process for future dispute resolution.

On December 18, 2008, James M. Nielsen, M.D. filed a patent infringement suit against Alcon, Inc. and Alcon Laboratories, Inc. in the U.S. District Court for the Northern District of Texas in Dallas.  Dr. Nielsen is asserting that his U.S. Patent No. 5,158,572 entitled "Multifocal Intraocular Lens" is being infringed by the Company's AcrySof® ReSTOR® intraocular lens.  The patent, which expired at the end of October 2009, was previously licensed to Advanced Medical Optics, Inc.  Alcon filed its Answer January 12, 2009.  The Answer included a counterclaim for a declaratory judgment that the patent-in-suit is invalid and not infringed.  The case had been set for trial in August 2010 but has been postponed.  No new trial date has been set.  An adverse ruling by the court, while possible, would not be expected to impact significantly the Company's sales and profits.

On January 22, 2009, Elan Pharma International Ltd. sued two of the Company's subsidiaries, Alcon Laboratories, Inc. and Alcon Research, Ltd., in the U.S. District Court for the Eastern District of Texas in Sherman, alleging infringement of two Elan patents on nanoparticle technology (U.S. Patent Nos. 5,298,262 and 5,429,842).  The complaint claims that the Company's Azopt® product and, potentially, other products infringe the two patents.  The Company answered and counterclaimed on May 12, 2009.  Elan then moved to dismiss certain of the Company's affirmative defenses and counterclaims.  The Company has filed an amended answer and counterclaims providing greater detail with respect to the Company's inequitable conduct counterclaims.  The case has been set for trial on October 17, 2011.  The Company believes that it has strong defenses and intends to defend itself vigorously.  An adverse ruling by the court, however, could impact significantly the Company's sales and profits.

The Company and its subsidiaries are parties to a variety of other legal proceedings arising out of the ordinary course of business, including proceedings relating to product liability and patent infringement.  The Company believes that it has valid defenses and is vigorously defending the litigation pending against it.

While the results of the aforementioned contingencies cannot be predicted with certainty, management believes that the ultimate liability, if any, will not have a material adverse effect on the Company's consolidated financial position or results of operations.  Litigation contingencies are subject to change based on settlements and court decisions.

The Company may be subject to future litigation and infringement claims, which could cause the Company to incur significant expenses or prevent the Company from selling its products.  The Company operates in an industry susceptible to significant product liability claims.  Product liability claims may be asserted against the Company in the future arising out of events not known to the Company at the present time.

The Company self-insures through captive insurance subsidiaries almost all of its property and casualty, business interruption and liability risks.

In the normal course of business, the Company has entered into research and development arrangements with third parties that require milestone and royalty payments to the third parties contingent upon certain future events linked to the success of the research and development efforts.

During 2008, Lehman Brothers International (Europe) London filed for administration in England.  At that time, the Company's cash and cash equivalents included  $707 of short term securities held in a segregated custodial account of Lehman Brothers International (Europe) London pursuant to a Custody Agreement.  Nestlé invoiced the Company in December 2008 and, in 2009, the Company reimbursed Nestlé, for a total of  $5 in fees paid by Nestlé to the Joint Administrators of Lehman Brothers International (Europe) London (in administration) related to the release of the short-term securities held in the custodial account.  This amount of fees is subject to adjustment depending on the final costs incurred to settle the administration of Lehman Brothers International (Europe) London.  In order to receive an expedited return of assets held by Lehman Brothers International (Europe) (in administration), Alcon has agreed to return any assets which the Joint Administrators determine should not have been disbursed in settlement.  The amount of any funds to be returned, if any, would result from the determination by the Joint Administrators that the rights of another claimant in the proceeding have precedence over the Company's claim.

Acquisitions	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Acquisitions
(15)	Acquisitions
(in millions, except per share data)

LenSx Lasers, Inc.

On August 18, 2010, the Company acquired 100% of the outstanding common shares of LenSx Lasers, Inc.  LenSx is a privately held company that has developed the first femtosecond laser to receive U.S. Food and Drug Administration clearance for use as a complimentary technology in cataract surgery.  LenSx's laser will enable surgeons to perform specific steps of the traditional cataract procedure with micron-level laser precision, including the capsulorhexis corneal incisions and segmentation of the lens.  Currently these steps are done manually with surgical instruments.

The Company paid approximately  $367 in cash at closing to LenSx shareholders for their shares and agreed to maximum contingent payments of approximately  $383 based upon the achievement and over-achievement of future femtosecond unit and procedure fee revenue milestones.

Between the acquisition date and September 30, 2010, LenSx had no revenues and its expenses were not significant.

The following table summarizes the components of the LenSx purchase price:

Cash paid for LenSx shares	$367
Cash paid to a LenSx shareholder for intangible asset integral to the purchase	12
Estimated fair values of future contingent payments	72
Total purchase price	$451

The Company engaged a third-party valuation firm to assist it in determining the estimated fair values of identifiable intangible assets and future contingent payments.  Such a valuation requires significant estimates and assumptions including but not limited to estimating future cash flows and developing appropriate discount rates.  The Company is continuing to obtain information and evaluate these fair value estimates.  The Company's fair value estimates for these components of the transaction may change during the allowable allocation period, which is typically up to one year from the acquisition date.

Fair Values of Future Contingent Payments

In addition to the cash paid to the shareholders of LenSx at the time of the acquisition, the Company is obligated to make contingent payments of up to  $383 based upon the achievement of certain sales objectives through 2015.  The fair values of these payments were estimated to be  $72 and were included as a cost of the acquisition.

There are a number of milestones that could potentially lead to such payments to the former shareholders of LenSx.  This valuation was based on the Company's estimates of the probability and timing of these contingent payments. The fair value measurement was based on significant inputs not observable in the market and thus represents a Level 3 measurement, as described in note 6.  Objectives and milestones were assigned individual probabilities based on the respective current status.  The resultant probability-weighted cash flows were then discounted using a discount rate of 4.5%, which the Company believes is appropriate and representative of a market participant assumption.  The probabilities assigned to payment streams ranged from 10% to 65%.  An increase or decrease of 10 percentage points in the probability assumptions would result in an adjustment to the estimated value of approximately  $6.

The fair values of these contingent payments will be reviewed on a periodic basis.  Any future changes in this estimated value not associated with the original purchase price valuation will be recorded in the Company's results of operations.

Purchase Price Allocation

The allocation of purchase price for acquisitions requires use of accounting estimates and judgments to allocate the purchase price to the identifiable tangible and intangible assets acquired, including in process research and development, and liabilities assumed based on their respective fair values.  Additionally, the Company must determine whether an acquired entity is considered to be a business or a set of net assets, because a portion of the purchase price can only be allocated to goodwill in connection with the acquisition of a business.  The Company believes that LenSx's use of inputs and processes qualify it as the acquisition of a business.

The LenSx purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date.

The valuation of these assets requires significant estimates and assumptions including but not limited to  estimating future cash flows and developing appropriate discount rates.

The excess of the purchase price over the fair value of net assets acquired was allocated to goodwill.

The Company believes the estimated fair values assigned to the assets acquired and liabilities assumed were based on reasonable assumptions.  The following table summarizes the estimated fair values of net assets acquired:

Current assets	$10
Property, plant and equipment	2
Identifiable intangible assets	433
Goodwill	133
Long term deferred income tax assets	32
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(157)

Net assets acquired	$451

The Company's fair value estimates for the purchase price allocation may change during the allowable allocation period, which is typically up to one year from the acquisition date.

Identifiable Intangible Assets

Acquired identifiable intangible assets include rights for the use of proprietary technologies for the development of products.  The estimated amortization period is 15 years based on the projected useful life of the products developed by the use of the technology.

The estimated fair value of the acquired intangible assets was determined based on the use of a discounted cash flow model using an income approach for products developed from the acquired technology.  Estimated revenues were probability adjusted to take into account the stage of completion and the risks surrounding successful development and commercialization.  The estimated after-tax cash flows were then discounted to a present value using discount rates appropriate for the risks associated with these projects.

Goodwill

Goodwill represents the excess of the LenSx purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed. The Company believes that the acquisition of LenSx provides the Company access to improved technology and a highly trained LenSx work force as of the acquisition date.

The Company believes that these factors support the  $133 of goodwill recognized as a result of the purchase price paid for LenSx. The goodwill was allocated between the two business segments based on the acquisition models' projected revenues.  The goodwill acquired in the LenSx acquisition is not expected to be deductible for tax purposes.

ESBATech AG

Acquisition in 2009

On September 15, 2009, the Company completed the acquisition of ESBATech AG, a Swiss biotechnology company. Alcon paid ESBATech shareholders  $150 in cash at closing. In addition, the Company recorded the estimated fair value of possible contingent payments of up to  $439 based upon the achievement of future research and development milestones that would be expected to create value for Alcon. ESBATech is a clinical-stage biotechnology company that has been developing a pipeline of proprietary single-chain antibody fragment therapeutics for topical and local delivery for safe and convenient therapy. This acquisition provides the Company with additional research and development capabilities.

Between the acquisition date and September 30, 2009, ESBATech had no revenues and its expenses were not significant.

The following table summarizes the components of the ESBATech purchase price:

Cash paid for ESBATech shares	$150
Estimated fair value of future contingent payments	71

Total purchase price	$221

The Company engaged a third-party valuation firm to assist it in determining the estimated fair values of in-process research and development, identifiable intangible assets and certain tangible assets as well as the future contingent payments.  Such a valuation requires significant estimates and assumptions including but not limited to determining the timing and estimated costs to complete the in-process projects, projecting regulatory approvals, estimating future cash flows, and developing appropriate discount rates.

Fair Values of Future Contingent Payments

In addition to the cash paid to the shareholders of ESBATech at the time of the acquisition, the Company is obligated to make contingent payments of up to  $439 based upon the achievement of future research and development milestones that would be expected to create value for Alcon. The fair values of these payments were estimated to be  $71 and were included as a cost of the acquisition.

There are a number of milestones that could potentially lead to such payments to the former shareholders of ESBATech.  This valuation was based on the Company's estimates of the probability and timing of these contingent payments. The fair value measurement was based on significant inputs not observable in the market and thus represents a Level 3 measurement, as described in note 6.  Each milestone was assigned a probability based on its current status.  The resultant probability-weighted cash flows were then discounted using a discount rate of 6%, which the Company believes is appropriate and representative of a market participant assumption.  The probabilities assigned to payment streams ranged from 5% to 39%.  An increase or decrease of 10 percentage points in the probability assumptions would result in an adjustment to the estimated value of approximately  $30.

The fair value of these contingent payments are reviewed on a periodic basis.  Any future changes in this estimated value not associated with the original purchase price valuation will be recorded in the Company’s results of operations.

Purchase Price Allocation

The allocation of purchase price for acquisitions requires use of accounting estimates and judgments to allocate the purchase price to the identifiable tangible and intangible assets acquired, including in process research and development, and liabilities assumed based on their respective fair values.  Additionally, the Company must determine whether an acquired entity is considered to be a business or a set of net assets, because a portion of the purchase price can only be allocated to goodwill in connection with the acquisition of a business.  The Company believes that ESBATech's use of inputs and processes qualify it as the acquisition of a business.

The ESBATech purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date.

The valuation of these assets requires significant estimates and assumptions including but not limited to determining the timing and estimated costs to complete the in process projects, projecting regulatory approvals, estimating future cash flows, and developing appropriate discount rates.

The excess of the purchase price over the fair value of net assets acquired was allocated to goodwill.

The Company believes the estimated fair values assigned to the assets acquired and liabilities assumed were based on reasonable assumptions.  The following table summarizes the estimated fair values of net assets acquired:

Current assets	$1
Property, plant and equipment	2
Identifiable intangible assets	77
In process research and development	104
Goodwill	40
Long term deferred income tax assets	40
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(40)
Other long term liabilities	(1)

Net assets acquired	$221

Identifiable Intangible Assets

Acquired identifiable intangible assets include rights for the use of proprietary technologies for the development of ophthalmic pharmaceuticals.  The estimated amortization period is 20 years based on the projected useful life of the products developed by the use of the technology.

The estimated fair value of the acquired intangible assets was determined based on the use of a discounted cash flow model using an income approach for products developed from the acquired technology.  Estimated revenues were probability adjusted to take into account the stage of completion and the risks surrounding successful development and commercialization.  The estimated after-tax cash flows were then discounted to a present value using discount rates appropriate for the risks associated with these projects.

In Process Research and Development

In conjunction with the ESBATech acquisition, the Company allocated  $104 of the acquisition price to acquired in process research and development assets.

These in process research and development assets are comprised of projects to develop technologies in the field of ophthalmic pharmaceuticals.  These assets were in an early stage of development as of the ESBATech acquisition date of September 15, 2009.

The estimated fair value of the in process research and development assets was determined based on the use of a discounted cash flow model using an income approach for the acquired technologies.  Estimated revenues were probability adjusted to take into account the stage of completion and the risks surrounding successful development and commercialization.  The estimated after-tax cash flows were then discounted to a present value using discount rates appropriate for the risks associated with these projects.

The major risks and uncertainties associated with the timely and successful completion of the acquired in process projects consist of the ability to confirm the safety and efficacy of the technology based on further research, the data from clinical trials, if necessary, and obtaining necessary regulatory approvals.  No assurance can be given that the underlying assumptions used to forecast the cash flows or the timely and successful completion of the projects will materialize as estimated, if at all.  For these reasons, among others, actual results may vary significantly from estimated results.

Goodwill

Goodwill represents the excess of the ESBATech purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed. The Company believes that the acquisition of ESBATech provides the Company access to improved technology and a highly trained ESBATech work force as of the acquisition date.

The Company believes that this factor supports the  $40 of goodwill recognized as a result of the purchase price paid for ESBATech. The goodwill was allocated between the two business segments based on the acquisition models' projected revenues.  The goodwill acquired in the ESBATech acquisition is expected to be deductible for tax purposes.

Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Weighted Average Shares of Basic and Diluted Share Computations Table
	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Basic weighted average common shares
outstanding	300,997,931	298,875,564	300,481,101	298,734,923
Effect of dilutive securities:
Employee stock options	1,652,699	2,093,341	1,860,934	1,662,213
Share-settled stock appreciation rights	1,063,401	597,588	1,059,683	219,180
Share-settled restricted share units
and performance share units	374,027	245,869	354,300	145,650
Contingent restricted common shares	136	82,106	13,925	94,443

Diluted weighted average common shares
outstanding	304,088,194	301,894,468	303,769,943	300,856,409

Anti-dilutive Shares Excluded from the computation of diluted weighted average common shares outstanding Table
	2010	2009

Employee stock options	--	135,822
Share-settled stock appreciation rights	1,350	1,014,895

Cash Flows-Supplemental Disclosure (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Cash Flows Supplemental Disclosure
	Nine months ended September 30,
	2010	2009
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for the following:

Interest expense, net of amount capitalized	$8	$11

Income taxes	$238	$180

Supplemental Balance Sheet Information (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Supplemental Balance Sheet Information
	September 30,	December 31,
	2010	2009
Inventories, at Lower of Cost or Market
Finished products	$427	$375
Work in process	54	50
Raw materials	211	201

Total	$692	$626

	September 30,	December 31,
	2010	2009
Property, Plant and Equipment, Net
Property, plant and equipment, at cost	$2,813	$2,650
Accumulated depreciation	(1,468)	(1,346)

Total	$1,345	$1,304

	September 30, 2010	December 31, 2009

Other Current Liabilities
Accrued compensation	$319	$333
Accrued taxes	201	201
Accrued product rebates	257	221
Other	243	292

Total	$1,020	$1,047

	September 30, 2010	December 31, 2009

Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment	$229	$265
Unrealized gains on investments, net of income taxes	7	30
Unrecognized postretirement losses and prior service costs,
net of tax benefits	(93)	(92)

Total	$143	$203

Investments (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Investments
	September 30, 2010	December 31, 2009
Short term investments:
Trading securities	$6	$22
Available-for-sale investments	761	457

Total short term investments	$767	$479

Long term investments—available-for-sale investments	$273	$73

Trading Securities
	September 30, 2010		December 31, 2009
	Net	Estimated	Net	Estimated
	Unrealized	Fair	Unrealized	Fair
	Gains (Losses)	Value	Gains (Losses)	Value

Total trading securities	$(4)	$6	$(9)	$22

Available-for-sale Investments
At September 30, 2010, available-for-sale investments were:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$304	$2	$--	$306
Mortgage-backed securities	7	--	--	7
Corporate debt securities	425	3	(1)	427
Foreign government bonds	18	--	--	18
State and municipal securities	3	--	--	3

Total short term investments	757	5	(1)	761

Long term investments:
U.S. government and agency securities	199	2	--	201
Mortgage-backed securities	5	--	--	5
Corporate debt securities	66	1	--	67

Total long term investments	270	3	--	273

Total available-for-sale investments	$1,027	$8	$(1)	$1,034

At December 31, 2009, available-for-sale investments were as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$129	$--	$(1)	$128
Mortgage-backed securities fund	75	7	--	82
Mortgage-backed securities	6	--	--	6
Senior secured bank loans fund	131	23	--	154
Corporate debt securities	43	--	--	43
Equity securities	29	--	--	29
Other investments	15	--	--	15

Total short term investments	428	30	(1)	457

Long term investments:
U.S. government and agency securities	52	--	(1)	51
Mortgage-backed securities	10	--	--	10
Equity securities	2	--	--	2
Other investments	8	2	--	10

Total long term investments	72	2	(1)	73

Total available-for-sale investments	$500	$32	$(2)	$530

ScheduleOfAvailableForSaleSecuritiesContractualMaturitiesTable
	Amortized	Estimated
	Cost	Fair Value

Debt securities, maturing:
Within one year	$432	$432
After 1 year through 10 years	587	594
After 10 years through 15 years	--	--
Beyond 15 years	8	8

Total available-for-sale investments	$1,027	$1,034

Activities related to available-for-sale investments
	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Proceeds from sales and principal repayments	$529	$186	$1,486	$634

Gross realized gains on sales	--	2	40	5

Gross realized losses on sales	(1)	(1)	(3)	(3)

Trading Securities, Unrealized Holding Gain (Loss) Table
	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Net unrealized holding gains (losses)
on trading securities included in
earnings	$--	$7	$5	$73

Changes in net unrealized gains (losses) on investments, net of taxes, included in accumulated other comprehensive income (loss)
	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Changes in unrealized holding gains (losses) arising during the period	$5	$26	$13	$55
Reclassification adjustment for losses (gains) included in net income	--	(2)	(36)	(3)

Changes in net unrealized gains (losses) on investments, net of taxes	$5	$24	$(23)	$52

Condensed consolidated statements of earnings, other, net, included gains (losses) on investments
	Three months ended September 30,		Nine months ended September 30,
	2010	2009	2010	2009

Realized gains (losses) on sale of
investments	$--	$(3)	$32	$(61)
Net unrealized gains (losses) on
investments classified as trading
securities	--	7	5	73

Net gains (losses) on investments	$--	$4	$37	$12

Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Effects of Foreign Exchange Derivative Instruments
For the periods ended September 30, 2010 and 2009, the effects of foreign exchange derivative instruments were:

		Three months ended September 30, 2010		Nine months ended September 30, 2010

Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$ $(60)	$56	$(18)	$9

		Three months ended September 30, 2009		Nine months ended September 30, 2009

Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$ $(65)	$64	$(35)	$31

Fair Values of Financial Instruments
	September 30, 2010		December 31, 2009
	Carrying Amounts	Fair Value	Carrying Amounts	Fair Value
Assets:
Short term trading and available-for-sale investments	$767	$767	$479	$479
Long term available-for-sale investments	273	273	73	73
Forward exchange contracts	--	--	6	6
Interest rate swaps	--	--	1	1

Liabilities:
Long term debt, excluding capital lease obligations	60	60	56	56
Liability for acquisition-related contingent payments	160	160	71	71
Forward exchange and option contracts	19	19	2	2

Financial Assets and Liabilities measured at fair value on a recurring basis
	Fair Value as of September 30, 2010
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$6		$6
Available-for-sale securities:
U.S. government and agency
securities	--	507	--		507
Mortgage-backed securities	--	12	--		12
Corporate debt securities	--	494	--		494
Foreign government bonds	--	18	--		18
State and municipal securities	--	3	--		3

Total	$--	$1,034	$6		$1,040

Financial Liabilities
Liability for acquisition-related contingent payments				$
payments	$--	$--	$160		$160
Foreign exchange and option contracts	--	19	--		19

Total	$--	$19	$160		$179

	Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$22	$22
Available-for-sale securities:
U.S. government and agency securities	--	179	--	179
Mortgage-backed securities fund	--	82	--	82
Mortgage-backed securities	--	16	--	16
Senior secured bank loans fund	--	154	--	154
Corporate debt securities	--	43	--	43
Equity securities	31	--	--	31
Other investments	--	25	--	25
Forward exchange contracts	--	6	--	6
Interest rate swaps	--	1	--	1

Total	$31	$506	$22	$559

Financial Liabilities
Liability for acquisition-related contingent payments	$--	$--	$71	$71
Foreign exchange and option contracts	--	2	--	2

Total	$--	$2	$71	$73

Change in Carrying Values Associated with level 3 financial instruments
The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the nine months ended September 30, 2010:

	Assets	Liabilities
	Trading Securities - Hedge Funds	Acquisition- Related Contingent Payments

Beginning balance	$22	$71
Total gains or losses (realized/unrealized)
Included in earnings before income taxes	1	--

Acquisition-related activities	--	89

Proceeds on sales and maturities	(17)	--

Ending balance	$6	$160

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the nine months ended September 30, 2009:

Assets
Trading
Securities

Beginning balance	$261
Total gains or losses (realized/unrealized)
Included in earnings	6

Proceeds on sales	(236)

Ending balance	$31

Realized and unrealized gains and losses on Level 3 financial instruments included in earnings
	Three months ended	Nine months ended
	September 30, 2010	September 30, 2010

Total gains or losses included in earnings for the period	$--	$1

Change in unrealized gains (losses) related to assets still held at
reporting date	$--	$--

	Three months ended	Nine months ended
	September 30, 2009	September 30, 2009

Total gains or losses included in earnings for the period	$2	$6

Change in unrealized gains (losses) related to assets still held at
reporting date	$3	$3

Intangible Assets and Goodwill (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Intangible Assets
	September 30, 2010		December 31, 2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Intangible Assets
Subject to amortization:
Licensed technology	$468	$(310)	$332	$(296)
Patents	290	(37)	111	(24)
Other	562	(103)	121	(93)

Total subject to amortization	1,320	(450)	564	(413)

Not subject to amortization:
Purchased in process research and development assets	104	--	104	--

Total intangible assets	$1,424	$(450)	$668	$(413)

Goodwill
	United States	International
	Segment	Segment	Total
Goodwill
Balance, December 31, 2009	$423	$265	$688
Acquisitions of businesses	90	63	153
Impact of changes in foreign exchange rates	(4)	(3)	(7)

Balance, September 30, 2010	$509	$325	$834

Short Term Borrowings and Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Short Term Borrowings Table
	September 30,	December 31,
	2010	2009

Short Term Borrowings
Lines of credit	$255	$273
Commercial paper	--	286
From affiliates	--	7
Bank overdrafts	27	41

Total short term borrowings	$282	$607

Long Term Debt Table
	September 30,	December 31,
	2010	2009

Long Term Debt
Bank loan	$60	$56
Less current maturities of long term debt	60	--

Long term debt, net of current maturities	$--	$56

Business Segments (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Business Segments
					Depreciation and
	Sales		Operating Income		Amortization
Three months ended September 30,	2010	2009	2010	2009	2010	2009

United States	$803	$733	$470	$438	$18	$12
International	957	881	398	357	24	23

Segments total	1,760	1,614	868	795	42	35

Manufacturing operations	--	--	(13)	(14)	15	13
Research and development	--	--	(169)	(136)	6	4
General corporate	--	--	(176)	(50)	5	3
Share-based compensation	--	--	(15)	(17)	--	--

Total	$1,760	$1,614	$495	$578	$68	$55

					Depreciation and
	Sales		Operating Income		Amortization
Nine months ended September 30,	2010	2009	2010	2009	2010	2009

United States	$2,419	$2,181	$1,451	$1,266	$46	$35
International	2,948	2,603	1,307	1,108	75	65

Segments total	5,367	4,784	2,758	2,374	121	100

Manufacturing operations	--	--	(39)	(50)	42	37
Research and development	--	--	(489)	(392)	18	13
General corporate	--	--	(280)	(149)	15	9
Share-based compensation	--	--	(51)	(59)	--	--

Total	$5,367	$4,784	$1,899	$1,724	$196	$159

Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Effects of Share-based Equity Awards on Operating Income and Net Earnings
	Three months ended September 30,
	2010	2009

Total share-based equity award costs applicable for period	$26	$17
Costs capitalized in inventory	(1)	--

Costs recognized in operating income	25	17
Less tax benefit recognized in net earnings	8	5

Reduction to net earnings	$17	$12

	Nine months ended September 30,
	2010	2009

Total share-based equity award costs applicable for period	$62	$58
Costs capitalized in inventory	(1)	--

Costs recognized in operating income	61	58
Less tax benefit recognized in net earnings	18	18

Reduction to net earnings	$43	$40

Pension and Postretirement Benefits (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Components of Net Periodic Benefit Costs
	Pension Benefits		Postretirement Benefits
Three months ended September 30,	2010	2009	2010	2009

Service cost	$7	$7	$4	$3
Interest cost	7	8	4	4
Expected return on assets	(1)	(2)	(3)	(2)
Prior service cost	(5)	(1)	--	--
Net losses (gains)	2	3	--	1
Special termination benefits	101	--	--	--

Net periodic benefit cost	$111	$15	$5	$6

	Pension Benefits		Postretirement Benefits
Nine months ended September 30,	2010	2009	2010	2009

Service cost	$20	$17	$11	$10
Interest cost	22	21	12	12
Expected return on assets	(3)	(3)	(10)	(7)
Prior service cost	(5)	(1)	--	--
Net losses (gains)	5	6	1	3
Special termination benefits	101	--	--	--

Net periodic benefit cost	$140	$40	$14	$18

Acquisitions (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Schedule of business acquisitions, by acquisitions
The following table summarizes the components of the LenSx purchase price:

Cash paid for LenSx shares	$367
Cash paid to a LenSx shareholder for intangible asset integral to the purchase	12
Estimated fair values of future contingent payments	72
Total purchase price	$451

Current assets	$10
Property, plant and equipment	2
Identifiable intangible assets	433
Goodwill	133
Long term deferred income tax assets	32
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(157)

Net assets acquired	$451

The following table summarizes the components of the ESBATech purchase price:

Cash paid for ESBATech shares	$150
Estimated fair value of future contingent payments	71

Total purchase price	$221

Current assets	$1
Property, plant and equipment	2
Identifiable intangible assets	77
In process research and development	104
Goodwill	40
Long term deferred income tax assets	40
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(40)
Other long term liabilities	(1)

Net assets acquired	$221

Condensed Consolidated Financial Statements (Details)	Sep. 30, 2010	Dec. 31, 2009
Notes to Financial Statements [Abstract]
Alcon common shares owned by Nestle at December 31, 2009.		156,076,263
Approximate number of Alcon common shares (in millions) sold by Nestle to Novartis AG during July 2008.	74
The number of shares owned by majority shareholder after the 2010 transaction (in shares)	230,137,500

Earnings Per Share (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Notes to Financial Statements [Abstract]
Basic weighted average common shares outstanding	300,997,931	298,875,564	300,481,101	298,734,923
Effect of dilutive securities (Abstract):
Employee stock options	1,652,699	2,093,341	1,860,934	1,662,213
Share-settled stock appreciation rights	1,063,401	597,588	1,059,683	219,180
Share-settled restricted share units and performance share units	374,027	245,869	354,300	145,650
Contingent restricted common shares	136	82,106	13,925	94,443
Diluted weighted average common shares	304,088,194	301,894,468	303,769,943	300,856,409
Alcon common shares deferred by certain executives of the Company into the Alcon Executive Deferred Compensation Plan.	71,681	118,180	71,681	118,180
Employee stock options	0	135,822	0	135,822
Share-settled stock appreciation rights	1,350	1,014,895	1,350	1,014,895

Cash Flows-Supplemental Disclosure (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Cash paid during the period for the following:
Interest expense, net of amount capitalized	$ 8	$ 11
Income taxes	$ 238	$ 180

Supplemental Balance Sheet Information (Details) (USD $) In Millions	Sep. 30, 2010	Dec. 31, 2009
Inventories, at Lower of Cost or Market
Finished products	$ 427	$ 375
Work in process	54	50
Raw materials	211	201
Total	692	626
Property, Plant and Equipment, Net
Property, plant and equipment, at cost	2,813	2,650
Accumulated depreciation	(1,468)	(1,346)
Total	1,345	1,304
Other Current Liabilities
Accrued compensation	319	333
Accrued taxes	201	201
Accrued product rebates	257	221
Other	243	292
Total	1,020	1,047
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment	229	265
Unrealized gains on investments, net of income taxes	7	30
Unrecognized postretirement losses and prior service costs, net of tax benefits	(93)	(92)
Total	$ 143	$ 203

Investments (Details) (USD $) In Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009
Short term investments
Trading securities	$ 6		$ 6		$ 22
Available-for-sale investments	761		761		457
Total short term investments	767		767		479
Long term investments-available-for-sale investments	273		273		73
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Unrealized Gains (Losses)			(4)		(9)
Estimated Fair Value	6		6		22
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,027		1,027		500
Gross Unrealized Gains			8		32
Gross Unrealized Losses			(1)		(2)
Estimated Fair Value	1,034		1,034		530
Activities related to available-for-sale investments
Proceeds from sales and principal repayments	529	186	1,486	634
Gross realized gains on sales	0	2	40	5
Gross realized losses on sales	(1)	(1)	(3)	(3)
Net unrealized holding gains (losses) on AFS in AOCI	7		7		30
Changes in net unrealized gains losses On investments in accumulated other comprehensive income (loss)
Changes in unrealized holding gains (losses) arising during the period	5	26	13	55
Reclassification adjustment for losses (gains) included in net income	0	(2)	(36)	(3)
Changes in net unrealized gains (losses) on investments, net of taxes	5	24	(23)	52
Gross unrealized losses on available for sale investments	1	2	1	2
Investment Income
Realized gains (losses) on sale of investments	0	(3)	32	(61)
Net unrealized gains (losses) on investments classified as trading securities	0	7	5	73
Net gains (losses) on investments	0	4	37	12
Available For Sale Securities Debt Securities Amortized Cost [Member]
Other debt securities, maturing:
Within one year	432
After 1 year through 10 years	587
After 10 years through 15 years	0
Beyond 15 years	8
Total available-for-sale investments	1,027
Available For Sale Securities Debt Maturities Fair Value [Member]
Other debt securities, maturing:
Within one year	432
After 1 year through 10 years	594
After 10 years through 15 years	0
Beyond 15 years	8
Total available-for-sale investments	1,034
Short term investments [Member] | U.S. government and agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			304		129
Gross Unrealized Gains			2		0
Gross Unrealized Losses			0		(1)
Estimated Fair Value			306		128
Short term investments [Member] | Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			7		6
Gross Unrealized Gains			0		0
Gross Unrealized Losses			0		0
Estimated Fair Value			7		6
Short term investments [Member] | Senior secured bank loans fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					131
Gross Unrealized Gains					23
Gross Unrealized Losses					0
Estimated Fair Value					154
Short term investments [Member] | Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			425		43
Gross Unrealized Gains			3		0
Gross Unrealized Losses			(1)		0
Estimated Fair Value			427		43
Short term investments [Member] | Foreign government bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			18
Gross Unrealized Gains			0
Gross Unrealized Losses			0
Estimated Fair Value			18
Short term investments [Member] | Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					29
Gross Unrealized Gains					0
Gross Unrealized Losses					0
Estimated Fair Value					29
Short term investments [Member] | Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					15
Gross Unrealized Gains					0
Gross Unrealized Losses					0
Estimated Fair Value					15
Short term investments [Member] | Mortgage-backed securities fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					75
Gross Unrealized Gains					7
Gross Unrealized Losses					0
Estimated Fair Value					82
Short term investments [Member] | State and municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			3
Gross Unrealized Gains			0
Gross Unrealized Losses			0
Estimated Fair Value			3
Short term investments [Member] | Total [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			757		428
Gross Unrealized Gains			5		30
Gross Unrealized Losses			(1)		(1)
Estimated Fair Value			761		457
Long Term Investments [Member] | U.S. government and agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			199		52
Gross Unrealized Gains			2		0
Gross Unrealized Losses			0		(1)
Estimated Fair Value			201		51
Long Term Investments [Member] | Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			5		10
Gross Unrealized Gains			0		0
Gross Unrealized Losses			0		0
Estimated Fair Value			5		10
Long Term Investments [Member] | Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			66
Gross Unrealized Gains			1
Gross Unrealized Losses			0
Estimated Fair Value			67
Long Term Investments [Member] | Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					2
Gross Unrealized Gains					0
Gross Unrealized Losses					0
Estimated Fair Value					2
Long Term Investments [Member] | Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					8
Gross Unrealized Gains					2
Gross Unrealized Losses					0
Estimated Fair Value					10
Long Term Investments [Member] | Total [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			270		72
Gross Unrealized Gains			3		2
Gross Unrealized Losses			0		(1)
Estimated Fair Value			$ 273		$ 73

Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2009
Notes to Financial Statements [Abstract]
Fair Value Hedge Derivative Notional Amount	$ 650		$ 650
Effects Of Foreign Exchange Derivative Instruments [Line Items]
Interest Rate Swap Derivative Notional Amount	60		60
Instruments included in cash equivalents at September 30, 2010	204		204
Low end percentage of range of advanced amount of collateral required for reverse repurchase agreements	102		102
High end percentage of range of advanced amount of collateral required for reverse repurchase agreements	110		110
Liabilities
Low end percentage of milestone payment stream probability - ESBATech	5		5
High end percentage of milestone payment stream probability - ESBATech	39		39
Change in probability assumptions related to contingent payments - ESBATech	increase or decrease of 10 percentage points		increase or decrease of 10 percentage points
Approximate change in estimated fair value due to change in probability assumptions - ESBATech	30		30
Potential acquisition related contingent payments - ESBATech	439		439
Potential acquisition related contingent payments - businesses acquired in 2010	528		528
Contingent payments discount rate - ESBATech	6		6
Estimated fair value of potential acquisition related contingent payments - ESBATech	71		71
Estimated fair value of potential acquisition related contingent payments - businesses acquired in 2010	89		89
Maximum Estimated Fair Value Adjustment Due To Change in Assumption - businesses acquired in 2010	10		10
Low end of rate used to discount probability-weighted cash flows of potential milestone payments. (in hundredths)	4.5		4.5
High end of rate used to discount probability-weighted cash flows of potential milestone payments. (in hundredths)	6		6
Financial Assets
Trading Securities - Hedge funds	6		6		22
Available-for-sale investments
U.S. Government and agency securities	507		507		179
Mortgage-backed securities fund					82
Mortgage-backed securities	12		12		16
Senior Secured bank loans fund					154
Corporate debt securities	494		494		43
Fair value assets measured on recurring basis, foreign government bonds	18		18
Equity securities					31
State and municipal securities	3		3		25
Forward Exchange contracts					6
Interest Rate Swaps					1
Total	1,040		1,040		559
Financial Liabilities
Liability for acquisition-related contingent payments	160		160		71
Foreign exchange and option contracts	19		19		2
Total	179		179		73
Trading Securities - Realized and Unrealized Gain Percentage			4.4
Realized and unrealized gains and losses on Level 3 financial instruments included in earnings
Total gains or losses included in earnings for the period	0	2	1	6
Change in unrealized gains (losses) related to assets still held at reporting date	0	3	0	3
Foreign Exchange Forward Contracts
Effects Of Foreign Exchange Derivative Instruments [Line Items]
Location of Gain(Loss) Recognized in Earnings on Derivatives	Gain (loss) from foreign currency, net	Gain (loss) from foreign currency, net	Gain (loss) from foreign currency, net	Gain (loss) from foreign currency, net
Amount of Gains (Loss) Recognized in Earnings on Derivatives	(60)	(65)	(18)	(35)
Amount of Gains (Loss) on the Hedged Items	56	64	9	31
Level 1
Financial Assets
Trading Securities - Hedge funds	0				0
Available-for-sale investments
U.S. Government and agency securities	0				0
Mortgage-backed securities fund					0
Mortgage-backed securities	0				0
Senior Secured bank loans fund					0
Corporate debt securities	0				0
Fair value assets measured on recurring basis, foreign government bonds	0
Equity securities					31
State and municipal securities	0				0
Forward Exchange contracts					0
Interest Rate Swaps					0
Total	0				31
Financial Liabilities
Liability for acquisition-related contingent payments	0				0
Foreign exchange and option contracts	0				0
Total	0				0
Level 2
Financial Assets
Trading Securities - Hedge funds	0				0
Available-for-sale investments
U.S. Government and agency securities	507				179
Mortgage-backed securities fund					82
Mortgage-backed securities	12				16
Senior Secured bank loans fund					154
Corporate debt securities	494				43
Fair value assets measured on recurring basis, foreign government bonds	18
Equity securities					0
State and municipal securities	3				25
Forward Exchange contracts					6
Interest Rate Swaps					1
Total	1,034				506
Financial Liabilities
Liability for acquisition-related contingent payments	0				0
Foreign exchange and option contracts	19				2
Total	19				2
Level 3
Financial Assets
Trading Securities - Hedge funds	6				22
Available-for-sale investments
U.S. Government and agency securities	0				0
Mortgage-backed securities fund					0
Mortgage-backed securities	0				0
Senior Secured bank loans fund					0
Corporate debt securities	0				0
Fair value assets measured on recurring basis, foreign government bonds	0
Equity securities					0
State and municipal securities	0				0
Forward Exchange contracts					0
Interest Rate Swaps					0
Total	6				22
Financial Liabilities
Liability for acquisition-related contingent payments	160				71
Foreign exchange and option contracts	0				0
Total	160				71
Assets Trading Securities - Hedge funds
Assets
Beginning Balance			22	261
Acquisition-related Activities			0
Proceeds on sales and maturities of Level 3 investments			(17)	(236)
Ending Balance			6	31
Carrying Amounts
Assets
Short term trading and available-for-sale investments	767				479
Long term available-for-sale investments	273				73
Forward Exchange Contracts	0				6
Interest Rate Swaps	0				1
Liabilities
Long term debt, excluding capital lease obligations	60				56
Liability for acquisition-related contingent payments	160				71
Forward exchange and option contracts	19				2
Fair Value
Assets
Short term trading and available-for-sale investments	767				479
Long term available-for-sale investments	273				73
Forward Exchange Contracts	0				6
Interest Rate Swaps	0				1
Liabilities
Long term debt, excluding capital lease obligations	60				56
Liability for acquisition-related contingent payments	160				71
Forward exchange and option contracts	19				2
Acquisition Related Contingent Payments [Member]
Liabilities
Beginning Balance			71
Included in earnings before income taxes			0
Acquisition-related activities			89
Ending Balance			$ 160

Intangible Assets and Goodwill (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Subject to Amortization:
Gross Carrying Amount	$ 1,424	$ 668
Accumulated Amortization	(450)	(413)
Goodwill
Beginning Balance	688
Business acquisition	153
Impact of changes in foreign exchange rates	(7)
Ending Balance	834
Total Subject To Amortization [Member]
Subject to Amortization:
Gross Carrying Amount	1,320	564
Accumulated Amortization	(450)	(413)
Licensed technology
Subject to Amortization:
Gross Carrying Amount	468	332
Accumulated Amortization	(310)	(296)
Patents
Subject to Amortization:
Gross Carrying Amount	290	111
Accumulated Amortization	(37)	(24)
Other Finite Lived Intangible Assets [Member]
Subject to Amortization:
Gross Carrying Amount	562	121
Accumulated Amortization	(103)	(93)
Purchased In Process Research And Development Assets [Member]
Not Subject to Amortization:
Purchased in process research and development assets	104	104
United States Segment Member
Goodwill
Beginning Balance	423
Business acquisition	90
Impact of changes in foreign exchange rates	(4)
Ending Balance	509
International Segment Member
Goodwill
Beginning Balance	265
Business acquisition	63
Impact of changes in foreign exchange rates	(3)
Ending Balance	$ 325

Short Term Borrowings and Long Term Debt (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2010	Dec. 31, 2009
Short Term Borrowings
Lines of credit	$ 255	$ 273
Commercial paper	0	286
From affiliates	0	7
Bank overdrafts	27	41
Total short term borrowings	282	607
Unsecured credit and commercial paper facilities, including bank overdraft agreements, at September 30, 2010.	882
Long Term Debt
Bank loan	60	56
Current maturities of long term debt	60	0
Long term debt, net of current maturities	$ 0	$ 56
Debt Instrument, Covenant Description	51%

Income Taxes (Details) (USD $) In Millions	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Reasonably possible percentage increase in unrecognized tax benefits in the next 12 months	at least 15
Reasonably possible percentage decrease in unrecognized tax benefits in the next 12 months	over 75
Unrecognized tax benefits, period increase (decrease)	$ (11)
Unrecognized tax benefits that would impact effective tax rate	(10)
Amount included in other current liabilities for Tax Reserves, net of deposits with statutory authorities, at September 30, 2010.	4
Amount included in other long term liabilities for Tax Reserves, net of deposits with statutory authorities, at September 30, 2010.	62
Tax charge for the write-off of deferred tax assets as a result of provisions of U.S. healthcare reform laws enacted during the six months ended June 30, 2010.	$ 25

Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Sales	$ 1,760	$ 1,614	$ 5,367	$ 4,784
Operating income	495	578	1,899	1,724
Total Depreciation and Amortization	68	55	196	159
Change in estimate of accrued royalties			24
Pretax expenses relating to the change of majority ownership	133		141
Increase in cost of share-based payments due to acceleration of vesting from the change of control			8
Staffing reduction - number of employees				260
Staffing reduction costs				19
Segment Reporting Information Subtotal [Member]
Segment Reporting Information [Line Items]
Sales	1,760	1,614	5,367	4,784
Operating income	868	795	2,758	2,374
Depreciation and Amortization	42	35	121	100
Segment Reporting Information United States [Member]
Segment Reporting Information [Line Items]
Sales	803	733	2,419	2,181
Operating income	470	438	1,451	1,266
Depreciation and Amortization	18	12	46	35
Segment Reporting Information International [Member]
Segment Reporting Information [Line Items]
Sales	957	881	2,948	2,603
Operating income	398	357	1,307	1,108
Depreciation and Amortization	24	23	75	65
Segment Reporting Information Manufacturing Operations [Member]
Segment Reporting Information [Line Items]
Sales	0	0	0	0
Operating income	(13)	(14)	(39)	(50)
Depreciation and Amortization	15	13	42	37
Segment Reporting Information Research And Development [Member]
Segment Reporting Information [Line Items]
Sales	0	0	0	0
Operating income	(169)	(136)	(489)	(392)
Depreciation and Amortization	6	4	18	13
General Corporate [Member]
Segment Reporting Information [Line Items]
Sales	0	0	0	0
Operating income	(176)	(50)	(280)	(149)
Depreciation and Amortization	5	3	15	9
Share Based Compensation [Member]
Segment Reporting Information [Line Items]
Sales	0	0	0	0
Operating income	(15)	(17)	(51)	(59)
Depreciation and Amortization	$ 0	$ 0	$ 0	$ 0

Share-Based Compensation (Details) (USD $) In Millions, except Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010	Sep. 30, 2009
Notes to Financial Statements [Abstract]
Grant of share-settled restricted share units approved, effective February 17, 2010, pursuant to the Amended 2002 Alcon Incentive Plan.			543,000
Restriced share units approved for each non-employee director, effective May 25, 2010.			850
Number of share-settled restricted share units granted during the period in conjunction with the change of majority ownership	186,000		186,000
Increase in cost of share-based payments due to acceleration of vesting from the change of control			$ 8
Share-settled restricted share unit vesting period			Three-year period
Age limit for forfeitures of share-settled restricted share units			62
Effects of share-based equity awards on operating income and net earnings
Total share-based equity award costs applicable for period	26	17	62	58
Costs capitalized in inventory	(1)	0	(1)	0
Costs recognized in operating income	25	17	61	58
Less tax benefit recognized in net earnings	8	5	18	18
Reduction to net earnings	$ 17	$ 12	$ 43	$ 40
Reserved shares (in millions) for issuance pursuant to Amended 2002 Alcon Incentive Plan			20
Authorized shares (in millions) permitted to be purchased on the open market			1.6

Pension and Postretirement Benefits (Details) (USD $) In Millions	9 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2010	Sep. 30, 2010 Pension Benefits	Sep. 30, 2009 Pension Benefits	Sep. 30, 2010 Pension Benefits	Sep. 30, 2009 Pension Benefits	Sep. 30, 2010 Postretirement Benefits	Sep. 30, 2009 Postretirement Benefits	Sep. 30, 2010 Postretirement Benefits	Sep. 30, 2009 Postretirement Benefits
Components of net periodic benefit costs:
Service Cost		$ 7	$ 7	$ 20	$ 17	$ 4	$ 3	$ 11	$ 10
Interest Cost		7	8	22	21	4	4	12	12
Expected return on Assets		(1)	(2)	(3)	(3)	(3)	(2)	(10)	(7)
Prior Service Cost		(5)	(1)	(5)	(1)	0	0	0	0
Net Losses (gains)		2	3	5	6	0	1	1	3
Defined Benefit Plan, Special Termination Benefits		101	0	101	0	0	0	0	0
Net periodic benefit cost		111	15	140	40	5	6	14	18
Cash surrender value of life insurance policies restricted to payment of pension benefits	276
Charges in special termination benefits and amortization of prior service cost upon the change of control	97
Defined Benefit Plan, Curtailments	44
Defined benefit plan, contributions to Rabbi trust required by change of control	152
Cash equivalents held by irrevocable Rabbi trust restricted to the payment of benefits, except under certain conditions	$ 152

Proposed Change of Control (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Shares (in millions) of common stock sold by Nestle to Novartis	74
Cash transaction price for sale of common stock in 2008	143.18
Minority stake ownership of outstanding shares	Slightly less than 25%
Approximate shares (in millions) of common stock held by majority shareholder at 12/31/09	156
Majority stake ownership of outstanding shares at 12/31/09	Approximately 52%
Shares (in millions) to be sold at first stage closing price	4.1
Percent of majority shareholder's shares to be sold at first stage closing price	2.5
Call option grant fixed purchase price at first stage per share	181
Premium percentage above then-market price of call option grant fixed purchase price	Approximately 20.5% above the then-market price of Alcon shares
Weighted average price per share in cash of stock purchased at 2nd stage closing	180
Approximate ownership percentage upon consummation of stock purchased after 2nd stage closing	77
Approximate percentage of stock publicly traded	23
Number of Novartis shares to be received by shareholder for each share of merged share surrendered	2.8
Percentage of shares initially purchased by Novartis	slightly less than 25
Amount funded to a trust to defend the rights of minority shareholders	$ 50
Maximum amount funded to a trust that may be used for non-mandatory court costs	$ 10

Commitments and Contingencies (Details) (USD $) In Millions	Sep. 30, 2010
Notes to Financial Statements [Abstract]
Recovery sought in lawsuit	100 or more
Amount paid for rights to sell patented product	$ 32
Short Term Securities Held In Segregated Custodial Account Pursuant To Custody Agreement	707
Custody fee paid related to release of short-term securities	$ 5

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2010
Notes to Financial Statements [Abstract]
Lawusit summary table

Parties seeking approval	Alcon product(s)	No. of patents challenged	Longest patent expiration date	Patents owned by	Jurisdiction/Regulatory Body	Date first suit filed	Status	If generic challenger is successful, earliest date that a generic may begin selling

Teva Pharmaceuticals USA, Inc.	Vigamox® antibiotic ophthalmic solution (Moxifloxacin, the primary ingredient in Vigamox®, is licensed to Alcon by Bayer Schering Pharma AG).	3(1)	2020	Bayer Schering Pharma AG/Alcon	FDA, U.S. District Court of Delaware	April 5, 2006	Trial relative to the Alcon patent concluded on March 6, 2008. On October 19, 2009, the court ruled in Alcon's favor. Teva has appealed.	September 4, 2014
Apotex Inc., Apotex Corp., Barr Laboratories, Inc., Wockhardt Limited, Sandoz Inc. and Sandoz Canada Inc. (the last two parties are affiliates of Novartis)	Patanol® and Pataday™ anti-allergy ophthalmic solutions	Up to 5 (2), (3), (4),(5), (6), (7)	2015 (Patanol®) and 2023 (Pataday™)	Kyowa Hakko Kirin Co., Ltd./Alcon	FDA, U.S. District Court in Indianapolis and Canadian Minister of Health, Federal Court in Toronto	November 15, 2006	One non-jury trial concluded on May 7, 2010. Closing arguments, however, were held August 3, 2010. A ruling has not yet been issued.	On or before June 18, 2011 (2), (3), (4), (5), (8), (9)
Barr Laboratories, Inc. and Par Pharmaceutical, Inc.	TRAVATAN® and TRAVATAN Z ophthalmic solutions	Up to 7	2014(8)	Alcon	FDA, U.S. District Court of Delaware	April 30, 2009	Trial postponed until May 2, 2011.	September 2011(8)

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2010
Notes to Financial Statements [Abstract]
Percentage of outstanding shares acquired of acquired company - LenSx	100
Maximum amount of future contingent payments - LenSx	$ 383
Maximum amount of future contingent payments - ESBATech	439
LenSx Lasers Inc [Member]
Components of the acquired company purchase price [Abstract]
Cash price for Acquired Company shares at closing	367
Amount of cash paid to an acquired company shareholder for intangible asset integral to the purchase	12
Estimated fair values of future contingent payments	72
Total purchase price	451
Estimated fair values of net assets
Current assets	10
Property, plant and equipment	2
Identifiable intangible assets	433
Goodwill	133
Long term deferred income tax assets	32
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(157)
Net assets acquired	451
Discount rate applied to probability-weighted cash flows (in hundredths)	4.5
Minimum probability assigned to payment streams (in hundredths)	10
Maximum Probabilities Assigned To Payment Streams	65
Percent increase or decrease in probability assumptions (in hundredths)	10
Adjustment to estimated value	6
Estimated amortization period of acquired indentifiable intangible assets (in years)	15 years
ESBATech Ag [Member]
Components of the acquired company purchase price [Abstract]
Cash price for Acquired Company shares at closing	150
Estimated fair values of future contingent payments	71
Total purchase price	221
Estimated fair values of net assets
Current assets	1
Property, plant and equipment	2
Identifiable intangible assets	77
In process research and development	104
Goodwill	40
Long term deferred income tax assets	40
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(40)
Other long term liabilities	(1)
Net assets acquired	221
Discount rate applied to probability-weighted cash flows (in hundredths)	6
Minimum probability assigned to payment streams (in hundredths)	5
Maximum Probabilities Assigned To Payment Streams	39
Percent increase or decrease in probability assumptions (in hundredths)	10
Adjustment to estimated value	$ 30
Estimated amortization period of acquired indentifiable intangible assets (in years)	20 years

Document Information	9 Months Ended
Sep. 30, 2010
Document Type	6-K
Document Period End Date	2010-09-30
Amendment Flag	false

Entity Information (USD $)	9 Months Ended
Sep. 30, 2010
Entity Registrant Name	ALCON INC
Entity Central Index Key	0001167379
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 11,974,241,386
Entity Common Stock Shares Outstanding	301,929,822
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q3